As filed with the Securities and Exchange Commission on October 21, 2003.
                                                    1933 Act File No. 333-______
                                                      1940 Act File No. 811-1241

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14


                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933      [X]

                         Pre-Effective Amendment No. ___      [ ]

                        Post-Effective Amendment No. ___      [ ]


                            EATON VANCE GROWTH TRUST
                            ------------------------
               (Exact name of Registrant as Specified in Charter)

          The Eaton Vance Building, 255 State Street, Boston, MA 02109
          ------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                 ALAN R. DYNNER
          The Eaton Vance Building, 255 State Street, Boston, MA 02109
          ------------------------------------------------------------
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

                         -----------------------------

TITLE OF SECURITIES BEING REGISTERED: Shares of Beneficial Interest

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 002-22019).

                         -----------------------------

Pursuant to Rule 488 under the Securities Act of 1933, it is proposed that this filing will become effective on November 19, 2003.

          PROSPECTUS AND INFORMATION STATEMENT DATED NOVEMBER 20, 2003

                          ACQUISITION OF THE ASSETS OF

                        EATON VANCE LARGE-CAP GROWTH FUND

                        BY AND IN EXCHANGE FOR SHARES OF

                           EATON VANCE-ATLANTA CAPITAL
                              LARGE-CAP GROWTH FUND

                            THE EATON VANCE BUILDING
                                255 STATE STREET
                           BOSTON, MASSACHUSETTS 02109
                                 (800) 225-6265

     This Prospectus and Information Statement is being furnished to shareholders of Eaton Vance Large-Cap Growth Fund ("EV Fund"), a series of Eaton Vance Growth Trust (the "Trust"), which is a Massachusetts business trust, in connection with an Agreement and Plan of Reorganization (the "Plan"). Pursuant to the Plan, EV Fund will receive, in exchange for all of its assets, Class A shares of Eaton Vance-Atlanta Capital Large-Cap Growth Fund ("EVAC Fund"), also a series of the Trust, and EVAC Fund will assume all of EV Fund's liabilities. Following the transfer, EVAC Fund shares will be distributed to shareholders of the EV Fund in liquidation of the EV Fund, and the EV Fund will be terminated. As a result, each shareholder of EV Fund will receive EVAC Fund shares equal in total value to their holdings in EV Fund, in each case calculated as of the close of regular trading on the New York Stock Exchange on the business day immediately prior to the reorganization contemplated by the Plan (the "Reorganization"), which is expected to be on or about December __, 2003.

     The investment objective of each Fund is to seek long-term capital growth for its shareholders through investing primarily in common stocks of companies with large market capitalizations. Each Fund invests all or substantially all of its assets in Large-Cap Growth Portfolio.

     The Board of Trustees of the Trust (the "Trustees") has determined to merge EV Fund into EVAC Fund because the EV Fund is not large enough to be economically viable and is unlikely to become viable in the foreseeable future as a result of its small asset size and inability to adequately attract new assets. SHAREHOLDERS OF EV FUND ARE NOT BEING ASKED TO VOTE ON THE PLAN OR APPROVE THE REORGANIZATION.

     This Prospectus and Information Statement, which should be retained for future reference, sets forth concisely information about EVAC Fund that investors should know before the Reorganization. Additional information is contained in the following documents:

     * The Statement of Additional Information ("SAI") dated November 20, 2003 relating to the Plan, including financial statements, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by this reference (that is, it legally forms a part of this Prospectus and Information Statement). The SAI is available without charge upon request by writing to the EVAC Fund's principal underwriter, Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, MA 02109 or by calling
          (800) 225-6265.

     * The current prospectus of the EVAC Fund ("EVAC Prospectus") dated November 19, 2003 accompanies this Prospectus and Information Statement, has been filed with the SEC, and is incorporated herein by this reference.

     * The current prospectus of the EV Fund ("EV Prospectus") dated February 1, 2003 has been filed with the SEC and is incorporated herein by this reference.

     *    (i) EVAC Fund's  current SAI dated November 19, 2003 (the "EVAC SAI"),
          (ii) Annual Report to Shareholders dated September 30, 2002 ("Annual Report"), and (iii) Semiannual Report to Shareholders dated March 31, 2003 ("Semiannual Report") have been filed with the SEC and are incorporated herein by this reference.

     * (i) EV Fund's current SAI dated February 1, 2003 (the "EV SAI"), (ii) Annual Report to Shareholders dated September 30, 2002 ("Annual Report"), and (iii) Semiannual Report to Shareholders dated March 31, 2003 ("Semiannual Report") have been filed with the SEC and are incorporated herein by this reference.

     You will find and may copy information about each Fund (including the Prospectus, SAI and shareholder reports) at the Securities and Exchange Commission's public reference room in Washington, D.C. (call 1-202-942-8090 for information on the hours of operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, D.C. 20549-0102, or by electronic mail at PUBLICINFO@SEC.GOV.

--------------------------------------------------------------------------------
WE ARE NOT ASKING YOU FOR A PROXY OR WRITTEN CONSENT, AND YOU ARE REQUESTED NOT TO SEND TO US A PROXY OR WRITTEN CONSENT.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                            PAGE
SUMMARY........................................................................1
         The Reorganization....................................................1
         Background for the Reorganization.....................................2
         Principal Differences Between EV Fund and EVAC Fund...................2
         Fees and Expenses.....................................................2
         Distribution Arrangements.............................................3
         Redemption Procedures and Exchange Privileges.........................3
         Tax Consequences......................................................3
FEES AND EXPENSES..............................................................4
PRINCIPAL RISK FACTORS.........................................................5
THE REORGANIZATION.............................................................5
         Reorganization Plan...................................................5
         Reasons for the Reorganization........................................7
         Description of the Securities to be Issued............................7
         Federal Income Tax Considerations.....................................8
         Capitalization........................................................9
         Investment Performance................................................9
         Management's Discussion of Fund Performance...........................9
COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES...............................9
COMPARATIVE INFORMATION ON DISTRIBUTION ARRANGEMENTS..........................10
SHAREHOLDER SERVICES..........................................................10
COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS.................................10
         General..............................................................10
         Shareholder Liability................................................10
INTERESTS OF AFFILIATED PERSONS...............................................10
         Five Percent Holders.................................................10
         Shares Held by Officers and Trustees.................................11
         Interests of Affiliated Persons......................................11
MISCELLANEOUS.................................................................12
         Eaton Vance and Atlanta Capital......................................12
         Available Information................................................12
         Legal Matters........................................................13
         Experts..............................................................13
FINANCIAL HIGHLIGHTS..........................................................14
APPENDIX A...................................................................A-1
APPENDIX B...................................................................B-1

                            EATON VANCE GROWTH TRUST
                           EATON VANCE-ATLANTA CAPITAL
                              LARGE-CAP GROWTH FUND

                            THE EATON VANCE BUILDING
                                255 STATE STREET
                           BOSTON, MASSACHUSETTS 02109

                      PROSPECTUS AND INFORMATION STATEMENT
                             DATED NOVEMBER 20, 2003

                                     SUMMARY


     The following is a summary of certain information contained elsewhere in this Prospectus and Information Statement and the Plan and is qualified by reference to the more complete information contained herein as well as the EVAC Prospectus, which accompanies and is incorporated by reference in this
Prospectus and Information Statement, and the EV Prospectus, which is incorporated by reference herein. Shareholders should read this entire Prospectus and Information Statement carefully. This summary is not intended to be a complete statement of all material features of the Reorganization and is qualified in its entirety by reference to the full text of this Prospectus and Information Statement and the documents referred to herein.

     The  form  of the  Plan is  attached  to this  Prospectus  and  Information
Statement   as  Appendix   A.  The   transactions   contemplated   by  the  Plan
(collectively, the "Reorganization") are described herein.

     THE REORGANIZATION

     The Trustees of the Trust (including a majority of those Trustees who are not "interested persons," as defined in the Investment Company Act of 1940, as amended ("1940 Act") ("Independent Trustees")) have approved the Plan, pursuant to which EV Fund will sell and transfer all of its assets to EVAC Fund in exchange for the assumption by EVAC Fund of all of EV Fund's liabilities and the issuance to EV Fund of EVAC Fund Class A shares equal to the value of the assets transferred less the liabilities assumed. EV Fund will then distribute to its shareholders the EVAC Fund shares received in exchange for all outstanding EV Fund shares, and EV Fund will be dissolved.

     EACH SHAREHOLDER OF THE EV FUND WILL RECEIVE THE NUMBER OF FULL AND FRACTIONAL SHARES OF EVAC FUND EQUAL IN VALUE TO THAT SHAREHOLDER'S SHARES OF EV FUND AS OF THE CLOSING DATE OF THE REORGANIZATION, WHICH IS EXPECTED TO BE ON OR ABOUT DECEMBER __, 2003 ("CLOSING DATE"). EACH EV FUND SHAREHOLDER WILL RECEIVE EVAC FUND CLASS A SHARES EQUAL IN VALUE TO HIS OR HER EV FUND SHARES PREVIOUSLY HELD.

     At or prior to the Closing Date, EV Fund shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders' all of its investment company taxable income and all of its net capital gains, if any, realized for the taxable year ending at the Closing Date. The Trustees of the Trust, including the Independent Trustees, determined that the Reorganization is in the best interests of each Fund and that the interests of the Funds' shareholders will not be diluted as a result of the Reorganization.

     BACKGROUND FOR THE REORGANIZATION

     In approving the Plan, the Trustees of the Trust considered a number of factors, including the proposed terms of the Reorganization. The Trustees considered that combining the Funds should produce additional economies of scale, which should help reduce costs per share and, as a result, potentially increase the investment return to EV Fund shareholders. Moreover, the Trustees considered that, in light of the EV Fund's small size and poor prospects for growth in the longer-term, it was not economically viable for Eaton Vance Management ("Eaton Vance") to sponsor and manage the EV Fund for the longer-term. Finally, the Trustees considered possible alternatives to the Reorganization, including possible liquidation of EV Fund, and determined that the Reorganization was the best available solution for addressing the poor prospects for longer-term viability. In particular, the Trustees concluded that the merger of EV Fund into EVAC Fund would permit EV Fund shareholders to continue a substantially identical investment on an expected tax-free basis and with likely lower fund expenses.

     PRINCIPAL DIFFERENCES BETWEEN EV FUND AND EVAC FUND

     Both EV Fund and EVAC Fund are "feeder" funds in the same "master-feeder" structure. In a master-feeder structure, each feeder fund invests all or substantially all of its assets in a single master fund, which directly holds a portfolio of investments. The master fund in which the Funds invest their assets is Large-Cap Growth Portfolio (the "Portfolio"). Because the Funds invest in the same Portfolio, their portfolio holdings are substantially identical and do not differ in any material respects. Each Fund has identical fundamental and non-fundamental investment policies and restrictions.

     FEES AND EXPENSES

     The  Portfolio's  investment  adviser  is Boston  Management  and  Research
("BMR"), a wholly owned subsidiary of Eaton Vance. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management, LLC ("Atlanta Capital"), an indirect majority-owned subsidiary of Eaton Vance. BMR pays Atlanta Capital a portion of the advisory fee for sub-advisory services provided to the Portfolio. The investment advisory fee is based on the following fee schedule:

                                                              Annual Fee Rate
     AVERAGE DAILY NET ASSETS FOR THE MONTH                   (for each level)
     --------------------------------------                   ----------------
     up to $500 million                                            0.650%
     $500 million but less than $1 billion                         0.625%
     $1 billion but less than $2.5 billion                         0.600%
     $2.5 billion and over                                         0.575%

The investment sub-advisory fee is based on the following schedule:

                                                              Annual Fee Rate
     AVERAGE DAILY NET ASSETS FOR THE MONTH                   (for each level)
     --------------------------------------                   ----------------
     up to $500 million                                           0.4000%
     $500 million but less than $1 billion                        0.3875%
     $1 billion but less than $2.5 billion                        0.3750%
     $2.5 billion and over                                        0.3625%

     EV Fund shares and Class A shares of EVAC Fund pay a shareholder service fee of 0.25% of average daily net assets. Eaton Vance serves as the administrator of EV Fund and EVAC Fund. For serving as administrator to EV Fund, Eaton Vance receives a monthly fee equal to 0.15% of average daily net assets of the EV Fund annually. Eaton Vance does not receive a fee for serving as administrator of EVAC Fund.

     The current expense ratio (not taking into account any fee waivers or expense reimbursements) of the EV Fund is higher than that of EVAC Fund. For the six-month period ended March 31, 2003, the ratio of expenses to net assets on an annualized basis (not taking into account any fee waivers or expense reimbursements) was 16.19% for shares of EV Fund. Class A shares of EVAC Fund only recently commenced operations and were not in existence during the six-month period ended March 31, 2003. For the six-months ended March 31, 2003, the annualized expense ratio of Class R shares of the EVAC Fund (adjusted to reflect the service fee payable by Class A shares and not taking into account any fee waivers or expense reimbursements) was 1.38%. The total ratio of expenses to net assets on an annualized basis for the six-month period ended March 31, 2003 (after waivers and reimbursements) was 1.40% for EV Fund and 1.25% for Class R shares of EVAC Fund (adjusted to reflect the Class A service fee). The EV Fund waiver and reimbursement are voluntary and can be terminated by Eaton Vance at any time. Eaton Vance has agreed to cap the operating expenses of Class A shares of EVAC Fund (which excluded advisory and service fees) at 0.35% of average daily net assets for the fiscal year ending September 30, 2004. Eaton Vance believes in the absence of substantial asset growth, which is not expected to occur, the waiver and reimbursement arrangement for EV Fund is not economically viable for the longer-term and may not be continued. See "Fees and Expenses" below.

     DISTRIBUTION ARRANGEMENTS

     Shares of each Fund are sold on a continuous basis by EVD, the Funds' principal underwriter. Each Fund's shares are sold at net asset value per share plus a sales charge. The Funds' respective sales charge schedules are identical. In the Reorganization, EV Fund shareholders will receive Class A shares of EVAC Fund. Shareholders will not be assessed a sales charge on their receipt of EVAC Fund Class A shares in connection with the Reorganization.

     REDEMPTION PROCEDURES AND EXCHANGE PRIVILEGES

     Each Fund offers the same redemption features pursuant to which proceeds of a redemption are remitted by wire or check after prompt receipt of proper documents, including signature guarantees. Each Fund has the same exchange privileges.

     TAX CONSEQUENCES

     The Trust has been advised by its counsel, Kirkpatrick & Lockhart LLP, to the effect that the Reorganization will constitute a tax-free reorganization for federal income tax purposes and that, accordingly, no gain or loss will be recognized for those purposes as a result of the Reorganization either to EV Fund or to its shareholders. Consequently, the holding period and aggregate tax basis of the EVAC Fund shares that are to be received by each holder of EV Fund shares will be the same as the holding period and aggregate tax basis of the EV Fund shares previously held by such shareholder. In addition, the holding period and tax basis of the assets to be transferred to EVAC Fund will be the same in EVAC Fund's hands as in EV Fund's hands immediately prior to the Reorganization. Nevertheless, the Reorganization will be consummated even if it is not a tax-free reorganization, in which event EV Fund shareholders may be required to recognize for tax purposes a gain or loss depending on whether their tax basis (initial purchase price plus reinvested distributions) in their EV Fund shares is greater than or less than the net asset value of the EVAC Fund shares received in the Reorganization. Shareholders should consult their own tax advisers. See "THE REORGANIZATION -- Federal Income Tax Considerations."

                                FEES AND EXPENSES

     Set forth below is a comparison of each Fund's expense ratios. The tables reflect the EV Fund's annualized expenses for the eleven-month period ended March 31, 2003. Because Class A shares only recently commenced operations, the Class A expense ratios shown below reflect the annualized expenses of Class R shares of the EVAC Fund during the eleven months ended March 31, 2003, adjusted to reflect the Class A service fee. The ratios also are shown on a pro forma (estimated) combined basis, giving effect to the Reorganization.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                    EACH FUND*
MAXIMUM SALES CHARGE (LOAD) (AS A % OF OFFERING PRICE)                 5.75%
MAXIMUM DEFERRED SALES CHARGE (AS A % OF THE LOWER OF NET ASSET
  VALUE AT TIME OF PURCHASE OR REDEMPTION)                             None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DISTRIBUTIONS        None
EXCHANGE FEE                                                           None

*  Reflects EVAC Class A shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND AND PORTFOLIO ASSETS)

                                                          EV FUND
     MANAGEMENT FEES                                       0.80%
     DISTRIBUTION AND SERVICE (12B-1) FEES                  n/a
     OTHER EXPENSES(1)                                    24.95%
                                                          ------
     TOTAL ANNUAL FUND OPERATING EXPENSES(2)              25.75%

                                                         EVAC FUND
                                                          CLASS A
     MANAGEMENT FEES                                       0.65%
     DISTRIBUTION AND SERVICE (12B-1) FEES                  n/a
     OTHER EXPENSES(1)                                     0.85%
                                                           -----
     TOTAL ANNUAL FUND OPERATING EXPENSES                  1.50%

                                                         PRO FORMA
                                                       COMBINED FUND
                                                            (3)
                                                          CLASS A
     MANAGEMENT FEES                                       0.65%
     DISTRIBUTION AND SERVICE (12B-1) FEES                  n/a
     OTHER EXPENSES(1)                                     1.08%
                                                           -----
     TOTAL ANNUAL FUND OPERATING EXPENSES                  1.73%

(1)  "Other  Expenses"  includes a 0.25%  service fee paid pursuant to a Service
     Plan.

(2) During the period ended March 31, 2003, Total Annual Fund Operating Expenses of EV Fund and EVAC Fund were reduced to 1.40% and 1.25%, respectively, due to fee waivers and expense reimbursements by Eaton Vance. These waivers and reimbursements could be terminated at any time. For the fiscal year ending September 30, 2004, Eaton Vance has agreed to reimburse the Other Expenses (excluding service fees) of Class A shares of the EVAC Fund to the extent they exceed 0.35% of average daily net assets.

(3) Pro Forma Combined Fund reflects the pro forma fees and expenses of EVAC Fund after giving effect to the Reorganization assuming the Reorganization occurred during the period ended March 31, 2003.

EXAMPLE

     These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each example also assumes that your investment has a 5% return each year and that the operating costs remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                          1 YEAR           3 YEARS           5 YEARS         10 YEARS
EV FUND
   Class A shares                                          $ 2,750          $ 5,840           $ 7,781         $ 10,033
EVAC FUND
   Class A shares                                            $ 719          $ 1,022           $ 1,346          $ 2,263
EVAC FUND - PRO FORMA CLASS A AFTER THE
REORGANIZATION
   Class A shares                                            $ 741          $ 1,089           $ 1,460          $ 2,499

Your costs would be the same if you did not redeem your shares.

                             PRINCIPAL RISK FACTORS

     Because the Funds invest in the same Portfolio and have the same investment objective and policies, they are subject to substantially identical risks.

     The performance of both EV Fund and EVAC Fund largely depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term and the value of an investment will rise and fall, sometimes sharply. Also, because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Growth stocks in particular may underperform during periods when the market favors value stocks. The Funds' performance may also suffer if certain stocks do not perform as the portfolio manager expected. Also, although stock values can rebound, there is no assurance that values will return to previous levels.

     The Portfolio is subject to risks associated with investing in large-cap companies, which, at times, may lag behind other types of stocks in performance. This could cause each Fund to perform worse than certain other funds over a given time period.

     Shareholders should consult the EVAC Prospectus, which accompanies this Prospectus and Information Statement, and the EVAC SAI, EV Prospectus and EV SAI, which are available upon request, each as supplemented, for a more thorough discussion of the risks of investing in the Funds.

                               THE REORGANIZATION

     REORGANIZATION PLAN

     The Plan for the EV Fund provides that, at the Closing Date, EVAC Fund will acquire all of the assets of EV Fund in exchange for the issuance of EVAC Fund Class A shares to EV Fund, and the EVAC Fund will assume all of the liabilities of EV Fund. The EV Fund assets to be acquired will consist of the EV Fund's share of the securities and other assets held by the Portfolio. The value of Class A shares issued to the EV Fund by the EVAC Fund will be the equal to the value of shares that the EV Fund has outstanding on the Closing Date. The EVAC Fund shares received by the EV Fund will be distributed to EV Fund shareholders in exchange for their EV Fund shares.

     EVAC Fund will assume all liabilities, expenses, costs, charges and reserves of EV Fund on the Closing Date. At or prior to the Closing Date, the EV Fund shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the EV Fund's shareholders all of EV Fund's investment company taxable income, net tax-exempt interest income, and net capital gain, if any, realized (after reduction for any available capital loss carry-forward) in all taxable years ending at or prior to the Closing Date.

     At or as soon as practicable after the Closing Date, the EV Fund will liquidate and distribute pro rata to its shareholders of record as of the close of trading on the New York Stock Exchange on the Closing Date the full and fractional EVAC Fund Class A shares equal in value to the EV Fund shares outstanding. Such liquidation and distribution will be accomplished by the establishment of shareholder accounts on the share records of EVAC Fund in the name of each shareholder of EV Fund, representing the respective pro rata number of full and fractional EVAC Fund Class A shares due such shareholder. All of EVAC Fund's future distributions attributable to the shares issued in the Reorganization will be paid to shareholders in cash or invested in additional shares of EVAC Fund at the price in effect as described in EVAC Fund's prospectus on the respective payment dates in accordance with instructions previously given by the shareholder to the Trust's transfer agent.

     Accordingly, immediately after the Reorganization, each former shareholder of EV Fund shares will own Class A shares of EVAC Fund equal to the value of that shareholder's EV Fund shares immediately prior to the Reorganization. Moreover, because shares of EVAC will be issued at net asset value in exchange for the net assets of EV Fund that will equal the aggregate value of those shares, the net asset value per share of EVAC Fund will be unchanged. Thus, the Reorganization will not result in a dilution of the value of any shareholder account in either Fund. However, in general, the Reorganization will reduce the percentage ownership of each EV Fund shareholder in the EVAC Fund below such shareholder's current percentage ownership in EV Fund. Although the shareholder will have the same dollar amount invested initially in EVAC Fund that he or she had invested in EV Fund, his or her investment will represent a smaller percentage of the combined net assets of the Funds.

     Any transfer taxes payable on issuance of shares of EVAC Fund in a name other than that of the registered holder of the shares on the books of EV Fund as of the time of transfer will be paid by the person to whom those shares are to be issued as a condition of the transfer. Any reporting responsibility of EV Fund will continue to be its responsibility up to and including the Closing Date and thereafter until it is dissolved.

     The consummation of the Plan is subject to the conditions set forth therein. The Plan may be terminated at any time prior to the consummation of the Reorganization without liability on the part of either party or its respective officers, Trustees or shareholders, by either party on written notice to the other party if certain specified representations and warranties or conditions have not been performed or do not exist on or before January 30, 2004. The Plan may be amended by written agreement of its parties without shareholder approval and the parties may waive without shareholder approval any default by the other or any failure to satisfy any of the conditions to its obligations.

     Pursuant to certain voluntary  expense  reimbursement  arrangements,  it is
anticipated   that  Eaton   Vance  will  bear  all   expenses   related  to  the
Reorganization.

     REASONS FOR THE REORGANIZATION

     The Reorganization has been considered by the Trustees of the Trust. In reaching a decision, the Trustees, including a majority of the Independent Trustees, concluded that the Reorganization would be in the best interests of EV Fund and EVAC Fund, respectively, and that the interests of shareholders in EV Fund and EVAC Fund, respectively, will not be diluted as a result of the Reorganization. In recommending the Reorganization, Eaton Vance indicated that the Reorganization would eliminate the expense of maintaining EV Fund as a separate series of the Trust (I.E., fund accounting, legal, audit, shareholder reporting, custodial expenses, etc.), producing economies of scale in EVAC Fund and potentially making it more marketable.

     In considering the Reorganization, the Trustees considered the following factors, among others:

     (1) the small asset base of EV Fund, its failure to attract new assets and its poor prospects for asset growth in the longer-term;

     (2) that the effect of the Reorganization will be to allow EV Fund shareholders to continue their investments in a substantially identical Eaton Vance Fund having an identical investment strategy with a minimum administrative burden to shareholders;

     (3) the Reorganization is expected to be tax-neutral to investors;

     (4) the absence of any need to engage in investment portfolio restructuring because of the identical investment objectives and strategies of EV Fund and EVAC Fund and their investment in the same Portfolio;

     (5) the Funds' historical performance records and risk/reward ratios, expense ratios, past growth in assets, and their future prospects;

     (6) alternatives to the proposed transactions, including liquidation of the EV Fund or maintaining the status quo;

     (7) the effect of the Reorganization on the expense ratio of EVAC Fund, namely, that the Reorganization will permit the fixed costs of EVAC Fund to be spread over a larger asset base, effectively bringing the assets of that Fund closer to the point where expenses borne by each shareholder will be reduced, based upon the Fund's current fee structure;

     (8) Eaton Vance has voluntarily capped the expenses of each participating Fund, and would thus effectively bear the costs of the Reorganization;

     (9) the benefit to Eaton Vance if the voluntary expense subsidies provided by Eaton Vance to EV Fund are terminated; and

     (10) the potential benefit to Eaton Vance due to the possible decrease in the expenses of EVAC Fund.

     DESCRIPTION OF THE SECURITIES TO BE ISSUED

     The Trust is registered with the SEC as an open-end management investment company, and the Trustees are authorized to issue an unlimited number of shares of beneficial interest in each separate series (without par value). Full and fractional Class A shares of EVAC Fund will be distributed to EV Fund shareholders in accordance with the procedures under the Plan. Each EVAC Fund share will be fully paid, non-assessable when issued and transferable without restrictions and will have no preemptive or cumulative voting rights and have only such conversion or exchange rights as the Trustees of the Trust may grant in their discretion.

     FEDERAL INCOME TAX CONSIDERATIONS

     The exchange of EV Fund's assets for EVAC Fund shares and EVAC Fund's assumption of liabilities of EV Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"). The Trust has received an opinion from Kirkpatrick & Lockhart LLP, the Trust's counsel, substantially to the effect that, on the basis of the facts and assumptions stated therein and the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules and pronouncements and court decisions, for federal income tax purposes:

     (1) EVAC Fund's acquisition of all EV Fund's assets in exchange solely for EVAC Fund shares and the assumption by EVAC Fund of liabilities of EV Fund, followed by the distribution of those shares pro rata to the shareholders of EV Fund constructively in exchange for EV Fund shares, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be a "party to a reorganization" within the meaning of section 368(b) of the Code;

     (2) No gain or loss will be recognized to EV Fund on the transfer of its assets to EVAC Fund in exchange solely for EVAC Fund shares and the assumption by EVAC Fund of EV Fund's liabilities or on the subsequent distribution of those shares to EV Fund's shareholders in exchange for their EV Fund shares;

     (3) No gain or loss will be recognized to EVAC Fund on its receipt of the assets from EV Fund in exchange solely for EVAC Fund shares and the assumption by EVAC Fund of EV Fund's liabilities;

     (4) EVAC Fund's basis for the transferred assets will be the same as the basis of those assets in EV Fund's hands immediately before the Reorganization, and EVAC Fund's holding period for those assets will include the period during which the assets were held by EV Fund;

     (5) No gain or loss will be recognized to an EV Fund shareholder on the constructive exchange of all the shareholder's EV Fund shares solely for EVAC Fund shares pursuant to the Reorganization; and

     (6) An EV Fund shareholder's basis for EVAC Fund shares to be received by the shareholder in the Reorganization will be the same as the basis for the shareholder's EV Fund shares to be constructively surrendered in exchange for those EVAC Fund shares; and the shareholder's holding period for those EVAC Fund shares will include the shareholder's holding period for those EV Fund shares, provided they are held as capital assets by the shareholder on the Closing Date.

     Notwithstanding paragraphs (2) and (4) above, such counsel's opinion may state that no opinion is expressed as to the effect of the Reorganization on EV Fund, EVAC Fund or any EV Fund shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     Shareholders of EV Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

CAPITALIZATION

     The following table (which is unaudited) sets forth the capitalization of EVAC Fund and EV Fund as of March 31, 2003, and the pro forma combined capitalization of both Funds as if the Reorganization had occurred on that date. Because Class A shares of EVAC Fund have only recently been issued, the capitalization presented is that of Class R shares of EVAC Fund. Class R shares of EVAC Fund have slightly higher expenses than Class A shares. Class A shares commenced operations on November 19, 2003 with an initial net asset value per share of $10.00.


                                                               NET ASSET VALUE
                          NET ASSETS        PER SHARE(1)      SHARES OUTSTANDING
EVAC FUND
   Class R                 $    779             $7.71                  101
EV FUND
   Class A                 $377,701             $7.81               48,371
PRO FORMA COMBINED
   Class A                 $377,701             $7.71               48,988

(1) Rounded to two decimal places. The number of shares outstanding was calculated based on a net asset value per share rounded to six decimal places.

     INVESTMENT PERFORMANCE

     EVAC Fund does not have a full calendar year of performance information, so no performance information is included.

     MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     The total return of EVAC Fund and the factors that materially affected the Fund's performance during the most recent fiscal year are contained in the Fund's Annual Report dated September 30, 2002, relevant portions of which are attached hereto as Appendix B and such portions are incorporated by reference herein.

     The performance of EV Fund is described under the caption "Management's Discussion" in the Annual Report of EV Fund for the year ended September 30, 2002, which was previously mailed to EV Fund shareholders.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     As described in the "Summary," the investment objectives and policies of each Fund are identical. More complete information regarding the Funds' investment objectives and policies is set forth in the EVAC Prospectus (enclosed herewith) and the EV Prospectus, both of which are incorporated herein by reference, and in the EVAC SAI and EV SAI, both of which have been filed with the SEC and are incorporated herein by reference. Shareholders should consult such Prospectuses and SAIs, as supplemented, for a more thorough comparison.

              COMPARATIVE INFORMATION ON DISTRIBUTION ARRANGEMENTS

     EVD serves as principal underwriter for each Fund pursuant to a Distribution Agreement with the Trust. For its services as principal underwriter to EV Fund and Class A shares of EVAC Fund, EVD generally receives a portion of the sales charge paid by investors at the time they purchase shares. EVAC Fund Class A shares are sold on a continuous basis at net asset value plus a sales charge as set forth in the Prospectus. The applicable sales charge depends upon a number of factors and is subject to a number of waivers. No sales charge will be imposed with respect to the EVAC Fund shares received by the EV Fund shareholders pursuant to the Reorganization.

     Each Fund has adopted a Service Plan to make payments for personal services and/or the maintenance of shareholder accounts. These plans and other information regarding the distribution arrangements of each Fund are described in greater detail in the EVAC Prospectus (enclosed herewith) and the EV Prospectus, both of which are incorporated by reference herein.

                              SHAREHOLDER SERVICES

     There are no differences in the shareholder services offered by the Funds. For more detailed information about how shares may be purchased, redeemed, or exchanged, see the EVAC Prospectus enclosed herewith and incorporated by reference herein.

                  COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

     GENERAL

     Each Fund is a separate series of Eaton Vance Growth Trust (the "Trust"), a Massachusetts business trust, governed by a Declaration of Trust dated May 25, 1989, as amended and by applicable Massachusetts law.

     SHAREHOLDER LIABILITY

     Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the Trust, including its other series. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and other series of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. Indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable by virtue of his status as such for the obligations of the Trust is provided for in the Declaration of Trust and By-laws. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be remote because it is limited to circumstances in which the respective disclaimers are inoperative and the series would be unable to meet their respective obligations.

     Copies of the  Declaration  of Trust may be  obtained  from the Trust  upon
written  request  at  its  principal   office  or  from  the  Secretary  of  the
Commonwealth of Massachusetts.

                         INTERESTS OF AFFILIATED PERSONS

     FIVE PERCENT HOLDERS

     As of September 30, 2003, the following record owner(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) by record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

                                    EVAC FUND

CLASS A AND CLASS R SHARES
--------------------------

     Eaton Vance owned all shares of Class A and Class R shares of EVAC Fund. Eaton Vance is a Massachusetts business trust and a wholly-owned subsidiary of EVC.

CLASS I SHARES
--------------

 NFSC FEBO GBA Master Pension & PS Trust*
  GBA Retirement Serv. Inc. TTEE                          Atlanta, GA      39.3%
 Eaton Vance Master Trust for Retirement Plans            Glastonbury, CT  18.6%
 Reliance Trust Company FBO Georgia Bankers Association   Atlanta, GA      13.8%
 GBA Capital Plans GBA Retirement Services I TTEE         Atlanta, GA      13.5%
 SEI Private Trust Company                                Oaks, PA          6.3%

* Represents ownership of four different accounts each owning 5% or more of the outstanding shares of this Class.

     Beneficial owners of 25% or more of this Class of each Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

                                     EV FUND

 Thomas Blake Jr. or Steven Nowicki or Donald Ward TTEE     Laurel, MS     67.0%
 Laurel Bone & Joint Clinic PA 401K Profit Sharing Plan


     Beneficial owners of 25% or more of the Fund are presumed to be in control of the Fund for purposes of voting on certain matters submitted to shareholders.

     SHARES HELD BY OFFICERS AND TRUSTEES

     As of September 30, 2003, the Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

     INTERESTS OF AFFILIATED PERSONS

     BMR as investment adviser, Atlanta Capital as investment sub-adviser, Eaton Vance as administrator, and EVD as distributor of the Funds may be deemed to benefit from the Reorganization, because the combination of the Funds will eliminate expenses, such as fund accounting, legal, and shareholder reporting, that are involved in maintaining EV Fund as a separate series of the Trust. BMR, Atlanta Capital, Eaton Vance and EVD anticipate that this will produce economies of scale in EVAC Fund and make EVAC Fund more marketable, as well as eliminate the need for further expense reimbursements with respect to EV Fund. The SEC staff has concluded that such benefits are fully compatible with Rule 17a-8 under the 1940 Act, which is the principal rule governing affiliated mutual fund combinations.

                                  MISCELLANEOUS

     EATON VANCE AND ATLANTA CAPITAL

     Eaton Vance, its affiliates and predecessor companies have been managing assets since 1924 and of mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $70 billion on behalf of mutual funds, institutional clients and individuals. Eaton Vance is an indirect wholly-owned subsidiary of Eaton Vance Corp. ("EVC"), a publicly-held holding company, which, through its subsidiaries and affiliates, engages primarily in investment management, administration and marketing activities.

     Atlanta Capital is an Atlanta, Georgia based equity and fixed income manager with a primary focus on separate account management for institutional clients. Atlanta Capital currently manages approximately $8 billion in assets. Atlanta Capital was founded in 1969 as a registered investment adviser. All of the employees of Atlanta Capital are employees of Eaton Vance Acquisitions, an Eaton Vance subsidiary, and own stock of EVC.

     AVAILABLE INFORMATION

     Information about EVAC Fund is included in the current EVAC Prospectus dated November 19, 2003, a copy of which is included herewith and incorporated by reference herein. Additional information about EVAC Fund is included in the EVAC SAI dated November 19, 2003. The EVAC SAI has been filed with the SEC and is incorporated by reference herein. Copies of the EVAC SAI may be obtained without charge by writing to Eaton Vance Distributors, Inc., The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 or by calling (800) 225-6265. Information concerning the operations and management of the EV Fund is incorporated herein by reference from the current EV Prospectus and EV SAI, each dated February 1, 2003, additional copies of which may be obtained without charge by writing to Eaton Vance Distributors, Inc., The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 or by calling (800) 225-6265.

     You will find and may copy information about each Fund (including the prospectuses, SAIs and shareholder reports) at the Securities and Exchange Commission's public reference room in Washington, D.C. (call 1-202-942-8090 for information on the hours of operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, D.C. 20549-0102, or by electronic mail at publicinfo@sec.gov.

     The Trust, on behalf of each Fund, is currently subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith files reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the Public Reference Facilities maintained by the SEC at Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549 as well as the following regional offices: Northeast Regional Office, 233 Broadway, New York, New York 10279; and Midwest Regional Office, Citicorp Center, 500 W. Madison Street, Suite 1400, Chicago, Illinois 60661-2511. Copies of such material also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates.

     LEGAL MATTERS

     Certain legal matters in connection with the issuance of EVAC Fund shares as part of the Reorganization will be passed upon by counsel to the Trust.

     EXPERTS

     The audited financial statements of EVAC Fund and EV Fund, incorporated by reference in the SAI, have been audited by Deloitte & Touche LLP, the Funds' independent auditors, to the extent indicated in their reports thereon, which are included in the Annual Report to shareholders of EVAC Fund and EV Fund for the fiscal years ended September 30, 2002. The financial statements of EVAC Fund and EV Fund audited by Deloitte & Touche LLP for fiscal year 2002 have been incorporated by reference in the SAI in reliance on their reports given on their authority as experts in auditing and accounting.

                              FINANCIAL HIGHLIGHTS

     For the financial highlights of EVAC Fund, see "Financial Highlights" in the EVAC Prospectus enclosed herewith and incorporated by reference herein. This information is derived from and should be read in conjunction with the financial statements of EVAC Fund and notes thereto, included in the Fund's Annual Report to Shareholders for the period ended September 30, 2002, which are incorporated by reference into the SAI together with the report of the independent auditors, Deloitte & Touche, LLP, thereon. The most recent financial highlights of EVAC Fund included its Semiannual Report to Shareholders for the period ended March 31, 2003, are presented below.


                                                                 SIX MONTHS ENDED MARCH 31, 2003
                                                                          (UNAUDITED)(1)
                                                             -----------------------------------------
                                                                   CLASS I              CLASS R
                                                             --------------------- -------------------
NET ASSET VALUE - BEGINNING OF PERIOD                             $ 7.400                 $ 7.390
                                                                  ----------              ----------

Income (loss) from operations
Net investment income (loss)                                      $ 0.013                 $(0.008)
Net realized and unrealized gain (loss)                             0.327                   0.328
                                                                  ----------              ----------
TOTAL INCOME (LOSS) FROM OPERATIONS                               $ 0.340                 $ 0.320
                                                                  ----------              ----------

Less distributions
From net investment income                                        $(0.010)                $    --
                                                                  ----------              ----------
TOTAL DISTRIBUTIONS                                               $(0.010)                $    --

NET ASSET VALUE - END OF PERIOD                                   $ 7.730                 $ 7.710
                                                                  ----------              ----------

TOTAL RETURN(2)                                                      4.59%                   4.33%

Ratios/Supplemental Data+
Net assets, end of year (000's omitted)                           $19,146                 $     1
Ratios (as a percentage of average daily net assets):
  Net expenses(3)                                                    1.00%(4)                1.50%(4)
  Net investment income (loss)                                       0.32%(4)               (0.19)%(4)
Portfolio Turnover of the Portfolio                                    15%                     15%

+    The  operating  expenses  of  the  Portfolio  reflect  a  reduction  of the investment  adviser  fee.  The operating  expenses of the Fund  reflect an allocation  of expenses  to the  Administrator.  Had such  actions not been taken,  the ratios  and net  investment  loss per share  would have been as follows:

Ratios (as a percentage of average net assets):
  Expenses(3)                                                        1.13%(4)                1.63%(4)
  Net investment income (loss)                                       0.19%(4)               (0.32)%(4)
Net investment income (loss) per share                            $ 0.008                 $(0.013)

(1) Net investment income (loss) per share was computed using average shares outstanding.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

                                   APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of this ____ day of ___________, 2003, by and between Eaton Vance Growth Trust, a Massachusetts business trust ("Growth Trust"), on behalf of its series Eaton Vance Large-Cap Growth Fund ("EV Fund"), and Growth Trust, on behalf of its series Atlanta Capital Large-Cap Growth Fund ("AC Fund").

                                   WITNESSETH:

     WHEREAS, Growth Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company authorized to issue an unlimited number of shares of beneficial interest without par value in one or more series (such as EV and AC Funds).

     WHEREAS, the Trustees of Growth Trust are authorized to establish one or more classes of shares of a series and, in the case of EV Fund, have established a single class of shares ("EV Fund Shares") and, in the case of AC Fund, have established multiple classes of shares, including Class A shares (such Class A shares referred to herein as "AC Fund Shares").

     WHEREAS, EV Fund and AC Fund currently invest all of their assets in Large-Cap Growth Portfolio ("Large-Cap Growth Portfolio" or the "Portfolio"), a New York trust registered under the 1940 Act as an open-end management investment company;

     WHEREAS, Boston Management and Research, a wholly owned subsidiary of Eaton Vance Management, serves as investment adviser to Large-Cap Growth Portfolio;

     WHEREAS, Growth Trust desires to provide for the reorganization of EV Fund through the acquisition by AC Fund of substantially all of the assets of EV Fund in exchange for AC Fund Shares in the manner set forth herein and AC Fund's assumption of all of the liabilities of EV Fund; and

     WHEREAS, it is intended that the reorganization described in this Agreement shall be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the "Code");

     NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1.   DEFINITIONS

     1.1  The term "1933 ACT" shall mean the Securities Act of 1933, as amended.

     1.2 The term "1934 ACT" shall mean the Securities Exchange Act of 1934, as amended.

     1.3  The  term   "AGREEMENT"   shall  mean  this   Agreement  and  Plan  of
          Reorganization.

     1.4 The term "ASSUMED LIABILITIES" shall mean all liabilities, expenses, costs, charges, receivables and payables of EV Fund as of the Close of Trading on the New York Stock Exchange on the Valuation Date.

     1.5 The term "BUSINESS DAY" shall mean any day that is not a Saturday or Sunday and that the New York Stock Exchange is open.

     1.6 The term "CLOSE OF TRADING ON THE NYSE" shall mean the close of regular trading, which is usually 4:00 p.m. Eastern time.

     1.7  The  term  "CLOSING"   shall  mean  the  closing  of  the  transaction
          contemplated by this Agreement.

     1.8 The term "CLOSING DATE" shall mean the first Monday following receipt of all necessary regulatory approvals or such other date as may be agreed by the parties on which the Closing is to take place.

     1.9  The  term   "COMMISSION"   shall  mean  the  Securities  and  Exchange
          Commission.

     1.10 The term "CUSTODIAN" shall mean Investors Bank & Trust Company.

     1.11 The term "DELIVERY  DATE" shall mean the date  contemplated by Section
          3.3 of this Agreement.

     1.12 The term "INFORMATION STATEMENT" shall mean the combined prospectus and information statement furnished to the EV Fund shareholders in connection with this transaction.

     1.13 The term "GROWTH TRUST N-1A" shall mean the registration statement, as amended, on Form N-1A of Growth Trust with respect to the Funds in effect on the date hereof or on the Closing Date, as the context may require.

     1.14 The term "GROWTH TRUST N-14" shall mean Growth Trust's registration statement on Form N-14, as may be amended, that describes the transactions contemplated by this Agreement and registers the AC Fund Shares to be issued in connection with the transactions.

     1.15 The term "NYSE" shall mean the New York Stock Exchange.

     1.16 The term "VALUATION DATE" shall mean the Business Day preceding the Closing Date.

2.   TRANSFER AND EXCHANGE OF ASSETS

     2.1 TRANSFER OF ASSETS OF EV FUND. At the Closing, Growth Trust shall transfer all of the assets of EV Fund and assign all Assumed Liabilities to AC Fund, and AC Fund shall acquire such assets and shall assume such Assumed Liabilities upon delivery by AC Fund to EV Fund on the Closing Date of AC Fund Shares (including, if applicable, fractional shares) having an aggregate net asset value equal to the value of the assets so transferred, assigned and delivered, less the Assumed Liabilities, all determined and adjusted as provided in
          Section 2.2. Upon delivery of the assets, AC Fund will receive good and marketable title thereto free and clear of all liens.

     2.2 COMPUTATION OF NET ASSET VALUE. The net asset value per share of the AC Fund Shares and the net value of the assets of EV Fund subject to this Agreement shall, in each case, be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date. The net asset value of the AC Fund Shares shall be computed in the manner set forth in the Growth Trust Form N-1A.

          In determining the value of the assets transferred by EV Fund to AC Fund, such assets shall be priced in accordance with the policies and procedures described in the Growth Trust N-1A. All such computations shall be subject to review, in the discretion of Growth Trust's Treasurer, by Deloitte & Touche LLP, Growth Trust's auditors.

3.   CLOSING DATE, VALUATION DATE AND DELIVERY

     3.1 CLOSING DATE. The Closing shall be at the offices of Eaton Vance Management, The Eaton Vance Building, 255 State Street, Boston, MA 02109 immediately prior to the opening of Eaton Vance's business on the Closing Date. All acts taking place at Closing shall be deemed to take place simultaneously as of 9:00 a.m. Eastern time on the Closing Date unless otherwise agreed in writing by the parties.

     3.2 VALUATION DATE. Pursuant to Section 2.2, the net value of the assets of EV Fund and the net asset value per share of AC Fund Shares shall be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date. The stock transfer books of Growth Trust with respect to EV Fund will be permanently closed, and sales of EV Fund Shares shall be suspended, as of the close of business of Growth Trust on the Valuation Date. Redemption requests thereafter received by Growth Trust with respect to EV Fund shall be deemed to be redemption requests for AC Fund Shares to be distributed to shareholders of EV Fund under this
          Agreement provided that the transactions contemplated by this Agreement are consummated.

          In the event that trading on the NYSE or on another exchange or market on which securities held by Large-Cap Growth Portfolio shall be disrupted on the Valuation Date so that, in the judgment of Growth Trust, accurate appraisal of the net assets of EV Fund to be transferred hereunder or the assets of AC Fund is impracticable, the Valuation Date shall be postponed until the first Business Day after the day on which trading on such exchange or in such market shall, in the judgment of Growth Trust, have been resumed without disruption. In such event, the Closing Date shall be postponed until one Business Day after the Valuation Date.

     3.3 DELIVERY OF ASSETS. After the close of business on the Valuation Date, Growth Trust shall issue instructions providing for the delivery of all assets of EV Fund to the Custodian to be held for the account of AC Fund, effective as of the Closing.

4.   EV FUND DISTRIBUTIONS AND TERMINATION

     As soon as reasonably practicable after the Closing Date, Growth Trust shall pay or make provisions for the payment of the remaining debts and taxes, if any, of EV Fund and distribute all remaining assets, if any, to shareholders of EV Fund, and EV Fund shall thereafter be terminated under Massachusetts law.

     At, or as soon as may be practicable following the Closing Date, Growth Trust on behalf of EV Fund shall distribute the AC Fund Shares it received from the AC Fund to the shareholders of the EV Fund and shall instruct AC Fund as to the amount of the pro rata interest of each of EV Fund's shareholders as of the close of business on the Valuation Date (such shareholders to be certified as such by the transfer agent for Growth Trust), to be registered on the books of AC Fund, in full and fractional AC Fund Shares, in the name of each such shareholder, and AC Fund agrees promptly to transfer the AC Fund Shares then credited to the account of EV Fund on the books of AC Fund to open accounts on the share records of AC Fund in the names of EV Fund shareholders in accordance with said instruction. All issued and outstanding EV Fund Shares shall thereupon be canceled on the books of Growth Trust. AC Fund shall have no obligation to inquire as to the correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct. As soon as reasonably practicable, but in all events within six months after the Closing Date, the status of EV Fund as a designated series of shares of Growth Trust shall be terminated, provided, however, that such termination shall not be required if this reorganization is not consummated.

5.   LIABILITIES AND EXPENSES

     AC Fund shall acquire all liabilities of EV Fund, whether known or unknown, or contingent or determined existing as of the Closing Date. Growth Trust will discharge all known liabilities of EV Fund, so far as may be possible, prior to the Closing Date. EV Fund and AC Fund shall bear their respective expenses, in connection with carrying out this Agreement.

6.   LARGE-CAP GROWTH PORTFOLIO'S REPRESENTATIONS AND WARRANTIES

     The Large-Cap Growth Portfolio hereby represents, warrants and agrees as follows:

     6.1 LEGAL EXISTENCE. The Portfolio is a trust duly organized and validly existing under the laws of the State of New York.

     6.2 REGISTRATION UNDER 1940 ACT. The Portfolio is duly registered with the Commission as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

     6.3 FINANCIAL STATEMENTS. The statement of assets and liabilities, schedule of portfolio investments and related statements of operations and changes in net assets dated September 30, 2002 (audited) and March 31, 2003 (unaudited) fairly present the financial condition of the Portfolio as of said dates in conformity with generally accepted accounting principles.

     6.4 NO MATERIAL EVENTS. There are no legal, administrative or other proceedings pending, or to its knowledge, threatened against the Portfolio that would materially affect its financial condition.

     6.5 REQUISITE APPROVALS. The execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been authorized by the Portfolio's Board of Trustees by vote taken at a meeting of such Board duly called and held on October 20, 2003.

     6.6 NO MATERIAL VIOLATIONS. The Portfolio is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of its Declaration of Trust or By-Laws, as each may be amended, or of any agreement, indenture, instrument, contract, lease or other undertaking to which it is a party or by which it is bound.

     6.7 TAXES AND RELATED FILINGS. Except where failure to do so would not have a material adverse effect on the Portfolio, the Portfolio has filed and will file or obtain valid extensions of filing dates for all required federal, state and local tax returns and reports for all taxable years through and including the taxable year ended September 30, 2003 and no such filings or reports are currently being audited or contested by the Internal Revenue Service or state or local taxing authority and all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable have been paid or will be paid, so far as due. The Portfolio is classified as a partnership for federal tax purposes, has qualified as such for each taxable year of its operations, and will qualify as such as of the Closing Date.

     6.8 GOOD AND MARKETABLE TITLE. On the Closing Date, the Portfolio will have good and marketable title to its assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever.

     6.9 BOOKS AND RECORDS. The Portfolio has maintained all records required under Section 31 of the 1940 Act and rules thereunder.

7.   GROWTH TRUST'S REPRESENTATIONS AND WARRANTIES

     Growth Trust, on behalf of each of EV Fund and AC Fund, hereby represents, warrants and agrees as follows:

     7.1 LEGAL EXISTENCE. Growth Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts. Each of EV Fund and AC Fund is a validly existing series of Growth Trust. Growth Trust is authorized to issue an unlimited number of shares of beneficial interest of AC Fund.

     7.2 REGISTRATION UNDER 1940 ACT. Growth Trust is duly registered as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

     7.3 FINANCIAL STATEMENTS. The statement of assets and liabilities and the schedule of portfolio investments and the related statements of operations and changes in net assets of EV Fund and AC Fund dated September 30, 2002 (audited) and March 31, 2003 (unaudited), fairly present the financial condition of EV Fund and AC Fund as of said dates in conformity with generally accepted accounting principles and there have been no material adverse changes since the dates thereof.

     7.4 NO CONTINGENT LIABILITIES. There are no known contingent liabilities of EV Fund or AC Fund not disclosed and there are no legal, administrative or other proceedings pending, or to the knowledge of Growth Trust, threatened, against either of EV Fund or AC Fund that would materially affect its financial condition.

     7.5 REQUISITE APPROVALS. The execution and delivery of this Agreement and the consummation of the transactions contemplated herein, have been authorized by the Board of Trustees of Growth Trust by vote taken at a meeting of such Board duly called and held on October 20, 2003. No approval of the shareholders of either Fund is required in connection with this Agreement or the transactions contemplated hereby. The Agreement has been executed and delivered by a duly authorized officer of Growth Trust and is a valid and legally binding obligation of each of AC Fund and EV Fund enforceable in accordance with its terms.

     7.6 NO MATERIAL VIOLATIONS. Growth Trust is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of its Declaration of Trust or By-Laws, as each may be amended, or of any agreement, indenture, instrument, contract, lease or other undertaking to which Growth Trust is a party or by which it is bound.

     7.7 TAXES AND RELATED FILINGS. Except where failure to do so would not have a material adverse effect on EV Fund or AC Fund (i) each of EV Fund and AC Fund has filed or will file (or has obtained valid extensions of filing dates for) all required federal, state and local tax returns and reports for all taxable years through the taxable year ended September 30, 2003 and no such filings are currently being audited or contested by the Internal Revenue Service or state or local taxing authority; and (ii) all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable pursuant to such returns have been paid or will be paid, so far as due. Each of EV Fund and AC Fund has elected to be treated as a "regulated investment company" under Section 851 and 852 of the Code, has qualified as such for each taxable year of its operations and will qualify as such as of the Closing Date.

     7.8 GROWTH TRUST N-1A NOT MISLEADING. The Growth Trust N-1A conforms on the date of the Agreement, and will conform on the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

8.   CONDITIONS PRECEDENT TO CLOSING

     The obligations of the parties hereto shall be conditioned on the following:

     8.1 REPRESENTATIONS AND WARRANTIES. The representations and warranties of the parties made herein will be true and correct as of the date of this Agreement and on the Closing Date.

     8.2 PENDING OR THREATENED PROCEEDINGS. On the Closing Date, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3 REGISTRATION STATEMENT. The Growth Trust N-14 shall have become effective under the 1933 Act; no stop orders suspending the effectiveness of such Growth Trust N-14 shall have been issued; and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The Information Statement shall have been delivered to each shareholder of record of EV's Fund in accordance with the provisions of applicable law.

     8.4 DECLARATION OF DIVIDEND. Growth Trust shall have declared a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to EV Fund shareholders all of EV Fund's investment company taxable income (as defined in Section 852 of the Code) (computed without regard to any deduction for dividends paid) for the final taxable period of EV Fund, all of its net capital gain realized in the final taxable period of EV Fund (after reduction for any capital loss carryforward) and all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the final taxable period of EV Fund.

     8.5  STATE SECURITIES LAWS. The parties shall have received all permits and
          other   authorizations   necessary  under  state  securities  laws  to
          consummate the transactions contemplated herein.

     8.6 PERFORMANCE OF COVENANTS. Each party shall have performed and complied in all material respects with each of the agreements and covenants required by this Agreement to be performed or complied with by each such party prior to or at the Valuation Date and the Closing Date.

     8.7 DUE DILIGENCE. Growth Trust shall have had reasonable opportunity to have its officers and agents review the records of Large-Cap Growth Portfolio.

     8.8 NO MATERIAL ADVERSE CHANGE. From the date of this Agreement, through the Closing Date, there shall not have been:

          (1) any change in the business, results of operations, assets or financial condition or the manner of conducting the business of EV Fund or AC Fund (other than changes in the ordinary course of its business, including, without limitation, dividends and distributions in the ordinary course and changes in the net asset value per share) which has had a material adverse effect on such business, results of operations, assets or financial condition, except in all instances as set forth in the financial statements;

          (2) any loss (whether or not covered by insurance) suffered by EV Fund or AC Fund materially and adversely affecting EV Fund or AC Fund, other than depreciation of securities;

          (3) issued by Growth Trust to any person any option to purchase or other right to acquire shares of any class of EV Fund or AC Fund Shares (other than in the ordinary course of Growth Trust's business as an open-end management investment company);

          (4) any indebtedness incurred by Large-Cap Growth Portfolio for borrowed money or any commitment to borrow money entered into by Large-Cap Growth Portfolio except as permitted in Growth Trust N-1A and disclosed in financial statements required to be provided under this Agreement;

          (5) any amendment to the Declaration of Trust or By-Laws of Growth Trust that will adversely affect the ability of Growth Trust to comply with the terms of this Agreement; or

          (6) any grant or imposition of any lien, claim, charge or encumbrance upon any asset of Large-Cap Growth Portfolio except as provided in the Growth Trust N-1A so long as it will not prevent Growth Trust from complying with Section 7.8.

     8.11 LAWFUL SALE OF SHARES. On the Closing Date, AC Fund Shares to be issued pursuant to Section 2.1 of this Agreement will be duly authorized, duly and validly issued and outstanding, and fully paid and non-assessable by Growth Trust, and conform in all substantial respects to the description thereof contained in the Growth Trust N-14 and Information Statement furnished to the EV Fund shareholders, and the AC Fund Shares to be issued pursuant to paragraph 2.1 of this Agreement will be duly registered under the 1933 Act by the Growth Trust N-14 and will be offered and sold in compliance with all applicable state securities laws.

     8.12 DOCUMENTATION AND OTHER ACTIONS. Growth Trust shall have executed such documents and shall have taken such other actions, if any, as reasonable requested to fully effectuate the transactions contemplated hereby.

9.   ADDRESSES

     All notices required or permitted to be given under this Agreement shall be given in writing to Eaton Vance Growth Trust, The Eaton Vance Building, 255 State Street, Boston, MA 02109 (Attention: Secretary), or at such other place as shall be specified in written notice given by either party to the other party to this Agreement and shall be validly given if mailed by first-class mail, postage prepaid.

10.  TERMINATION

     This Agreement may be terminated by either party upon the giving of written notice to the other, if any of the representations, warranties or conditions specified in Section 6, 7 or 8 hereof have not been performed or do not exist on or before January 30, 2004. In the event of termination of this Agreement pursuant to this provision, neither party (nor its officers, Trustees or shareholders) shall have any liability to the other.

11.  MISCELLANEOUS

     This Agreement shall be governed by, construed and enforced in accordance with the laws of the Commonwealth of Massachusetts. Growth Trust represents that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein. Growth Trust represents that this Agreement constitutes the entire agreement between the parties as to the subject matter hereof. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. This Agreement shall be executed in any number of counterparts, each of which shall be deemed an original. Whenever used herein, the use of any gender shall include all genders. In the event that any provision of this Agreement is unenforceable at law or in equity, the remainder of the Agreement shall remain in full force and effect.

12.  PUBLICITY

     Any announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as Growth Trust shall determine.

13.  AMENDMENTS

     At any time (i) the parties hereto may, by written agreement and without shareholder approval, amend any of the provisions of this Agreement, and
     (ii) either party may waive without such approval any default by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing). The failure of a party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

14.  MASSACHUSETTS BUSINESS TRUST

     References in this Agreement to Growth Trust mean and refer to the Trustees, from time to time serving under its Declarations of Trust on file with the Secretary of the Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which they conduct their businesses. It is expressly agreed that the obligations of Growth Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but bind only the trust property of the Trust as provided in said Declaration of Trust. The execution and delivery of this Agreement has been authorized by the respective trustees and signed by an authorized officer of Growth Trust, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officer shall be deemed to have been made by any of them, but shall bind only the trust property of the Trust as provided in such Declaration of Trust. No series of Growth Trust shall be liable for the obligations of any other series.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed and its seal affixed hereto by their officers thereunto duly authorized, as of the day and year first above written.

ATTEST:                                    EATON VANCE GROWTH TRUST
                                           (on behalf of Eaton Vance Large-Cap
                                           Growth Fund)


                                           By:
------------------------                        ------------------------
Secretary                                       President


                                           EATON VANCE GROWTH TRUST
                                           (on behalf of Atlanta Capital
                                           Large-Cap Growth Fund)


                                           By:
------------------------                        ------------------------
Secretary                                       President


                                           LARGE-CAP GROWTH PORTFOLIO


                                           By:
------------------------                        ------------------------
Secretary                                       President
                                                (For purposes of Section 6 only)

                                   APPENDIX B
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

           (FROM ATLANTA CAPITAL LARGE-CAP GROWTH FUND ANNUAL REPORT
                   TO SHAREHOLDERS DATED SEPTEMBER 30, 2002)

                         EVAC FUND PORTFOLIO COMMENTARY
                         ------------------------------

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002
================================================================================
M A N A G E M E N T  D I S C U S S I O N
================================================================================
AN INTERVIEW WITH ATLANTA CAPITAL MANAGEMENT'S          [PHOTO OF HACKNEY, IRVIN
WILLIAM R. HACKNEY, III, MANAGING PARTNER;               AND BOONE]
MARILYN R. IRVIN, SENIOR VICE PRESIDENT; AND
DANIEL W. BOONE, MANAGING PARTNER,
WHO COMPRISE THE INVESTMENT TEAM MANAGING LARGE-CAP GROWTH PORTFOLIO

Q: Because this is the first report, let's start by talking about how you go about selecting stocks for the Portfolio.

A: Mr. Hackney: We start by focusing our attention on the largest 1,000 U.S. companies as measured by stock market capitalization. In selecting stocks, we emphasize common stocks of quality growth companies with a demonstrated record of consistent earnings growth. We analyze a company's financial statements and use "financial quality ratings" provided by nationally recognized rating services to assess a company's quality. We seek stocks of companies that we believe are attractively valued in relation to their long-term growth rates and that have sustainable earnings growth. We employ rigorous fundamental analysis of a company's financial trends, products and services, industry conditions, and other factors in evaluating the sustainable earnings growth of a company.


FIVE LARGEST INDUSTRY POSITIONS+
--------------------------------------------
By total net assets

--------------------------------------------
Health Care - Drugs Major              10.5%
--------------------------------------------
Systems Software                        5.7%
--------------------------------------------
Diversified Financial Services          5.5%
--------------------------------------------
Health Care - Equipment                 5.5%
--------------------------------------------
Household Products                      5.4%
--------------------------------------------
+ Industry positions subject to change due to active management.


Q: What other factors do you consider in evalulating a company's growth potential?

A: Ms. Irvin: We may consider a catalyst for increased demand for a company's products or services. For example, most everyone knows about the baby boom in the U.S. that followed World War II. As the post-war baby boomers reach middle age, they are driving up the demand for health care services as well as investment- related services. So you will notice that the Portfolio has major positions in pharmaceutical companies like Merck, Pfizer, and Eli Lilly. We also hold major positions in investment-related companies like Mellon Financial, Franklin Resources, and SEI Investments Co. We believe these companies should benefit from the needs of the aging American consumer.

Q: What investment strategies have you employed in the management of the Portfolio?

A: Mr. Boone: Over the course of 2002, we have increased our emphasis on growth/cyclical sectors of the economy, which we expect to benefit from a rebound in economic activity. This would include technology stocks as well as selected stocks in the telecom services, industrial, and basic materials sectors. A sharp downturn in manufacturing and capital spending led us into the recession of 2001 and we believe these sectors will eventually lead the economy to recovery. Consumer spending - particularly for housing and autos
     - did not weaken much in last year's recession and is therefore unlikely to provide much thrust to the economic recovery. In general, we are cautious on the consumer sector of the market because consumer stocks have performed relatively well over the past two years and their earnings growth prospects during the initial phase of an economic recovery may not be as strong as other sectors of the economy.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002
================================================================================
M A N A G E M E N T  D I S C U S S I O N
================================================================================

Q: You mentioned your recent emphasis on technology stocks. Isn't that a very risky area of the stock market?

A: Mr. Hackney: Technology stocks have been a very risky area of the stock market for the past three years, but we believe much of the risk has been taken out of this sector. As of September 30th, the technology-heavy NASDAQ Composite index had declined 75% from its peak in March of 2000.* While sales and production trends in the tech sector are still sluggish, the rate of decline in these measures has slowed and in some segments of technology, sales and production are stabilizing or increasing. In many cases, technology hardware and software tend to have short life spans due to technological obsolescence. In a nutshell, businesses will eventually be compelled to upgrade their technology infrastructure in order to remain competitive in world markets.

     That said, it's important for investors to be very selective in their technology investments. For example, the Portfolio's two largest technology holdings are Microsoft and Dell Computer. Each of these companies has little or no debt. Each produces lots of cash, over and above their needs for capital investment and research and development. And each dominates its respective businesses and has been able to record revenue and earnings growth in an otherwise depressed environment for tech spending.

Q: How would you characterize the Fund's performance during its first five months ending September 30, 2002?

A: Mr. Boone: We are, of course, disappointed with the near-term results. The US stock market has been experiencing a broad-based decline since the spring of 2000 and the rate of decline accelerated during the May-September 2002 time period. Relative to the S&P 500 Index, the Portfolio is underweighted in the consumer sectors and overweighted in technology and basic materials.* These sector weights penalized the Portfolio's performance versus the Index during the past few months as we were positioning the Portfolio for an economic recovery and a better stock market environment. On the positive side, the Portfolio is overweighted in the health care sector, relative to the S&P 500, due to strong long-term growth dynamics. This had a favorable impact on performance, as health care stocks were the best-performing sector of the S&P 500 during the September quarter.*

     Ms. Irvin: As you might expect, we have focused more attention on balance sheet strength, corporate governance, and the integrity of corporate financial statements. During the three months ending September 30th, we eliminated two stocks from the Portfolio because of concern about these and other issues. The proceeds from the sales were invested in other technology issues, such as Cisco Systems and Concord EFS. Bank of America, the nation's third largest bank holding company and only "coast-to-coast" commercial bank, replaced Household International in the financial services sector of the Portfolio. Besides Bank of America, one other stock was added to the Portfolio during the quarter: Amgen, one of the nation's largest biotechnology companies. The new position in Amgen further increases the Portfolio's weighting in the health care sector.

Q: In view of past performance or future prospects for the market, do you anticipate any significant changes in the way you invest the Portfolip?

A: Mr. Hackney: We are long-term investors, not short-term traders, so we generally don't make significant portfolio changes in reaction to near-term volatility in the economy or the stock market. However, we do take advantage of extreme price volatility to add to or trim back positions in various stocks. We believe our current investment strategy and stock selection process will produce competitive results over the long-term.

* It is not possible to invest directly in an Index.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF SEPTEMBER 30, 2002
================================================================================
P E R F O R M A N C E
================================================================================

[EDGAR PRESENTATION OF CHART]

    Comparison of change in value of a $10,000 Investment in Atlanta Capital
              Large-Cap Growth Fund Class I vs the S&P 500 Index*

                      April 30, 2002 - September 30, 2002

                      ---  S&P 500 Index
                      ___  Atlanta Capital Large-Cap Growth Fund, Class I


               Fund          Fund         S&P
             Value at     Value With      500
Date           NAV       Sales Charge    Index
------       --------    -------------  --------
4/30/02       10,000          N/A        10,000
5/31/02        9,950                      9,927
6/30/02        9,180                      9,220
7/31/02        8,470                      8,501
8/31/02        8,360                      8,557
9/30/02        7,400                      7,628


    Comparison of change in value of a $10,000 Investment in Atlanta Capital
              Large-Cap Growth Fund Class R vs the S&P 500 Index*

                      April 30, 2002 - September 30, 2002

                      ---  S&P 500 Index
                      ___  Atlanta Capital Large-Cap Growth Fund, Class R


             Fund          Fund          S&P
           Value at     Value With       500
Date          NAV      Sales Charge     Index
-----       --------    -------------  --------
4/30/02     10,000         N/A          10,000
5/31/02      9,950                       9,927
6/30/02      9,170                       9,220
7/31/02      8,460                       8,501
8/31/02      8,350                       8,557
9/30/02      7,390                       7,628


Performance**                                            Class I      Class R
--------------------------------------------------------------------------------
Cumulative Total Returns (at net asset value)
--------------------------------------------------------------------------------
Life of Fund+                                            -26.00%     -26.10%

+Inception Dates - Class I: 4/30/02; Class R: 4/30/02


*    Source: TowersData, Bethesda, MD. Investment operations commenced 4/30/02.

     The chart compares the Fund's total return with that of the S&P 500 Index, an unmanaged index of stocks commonly used as measure of stock market performance. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund's Class I and Class R shares and in the S&P 500 Index. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                            EATON VANCE GROWTH TRUST
                EATON VANCE-ATLANTA CAPITAL LARGE-CAP GROWTH FUND

                            THE EATON VANCE BUILDING
                                255 STATE STREET
                           BOSTON, MASSACHUSETTS 02109

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 20, 2003

     This Statement of Additional Information ("SAI") relates specifically to the reorganization of Eaton Vance Large-Cap Growth Fund ("EV Fund") into Eaton Vance-Atlanta Capital Large-Cap Growth Fund ("EVAC Fund"), whereby EV Fund will transfer substantially all of its assets to EVAC Fund, and shareholders in EV Fund will receive shares of EVAC Fund, in exchange for their shares of EV Fund. This SAI consists of the information set forth herein and the following described documents, each of which is incorporated by reference herein (legally forms a part of the SAI):

     (1) The audited financial statements of (a) EV Fund included in the Annual Report to Shareholders of the Fund for the fiscal year ended September 30, 2002, previously filed on EDGAR, Accession Number 0001047469-02-006261 and (b) EVAC Fund included in the Annual Report to Shareholders of the Fund for the fiscal year ended September 30, 2002, previously filed on EDGAR, Accession Number 0001047469-02-006264.

     (2) The unaudited financial statements of (a) EV Fund included in the Semiannual Report to Shareholders of the Fund for the six-months ended March 31, 2003, previously filed on EDGAR, Accession Number 0001047469-03-020161 and (b) EVAC Fund included in the Semiannual Report to Shareholders of the Fund for the six-months ended March 31, 2003, previously filed on EDGAR, Accession Number 0001047469-03-020482.

     (3)  The Statement of Additional  Information of EVAC Fund,  dated November
          19,  2003,    previously    filed   on   EDGAR,    Accession    Number
          0000940394-03-001072.

     (4)  The Statement of Additional  Information of EV Fund, dated February 1,
          2003,     previously     filed    on    EDGAR,     Accession    Number
          0000940394-03-000025.

This SAI is not a prospectus and should be read only in conjunction with the Prospectus and Information Statement dated November 20, 2003 relating to the above-referenced matter. A copy of the Prospectus and Information Statement may be obtained by calling Eaton Vance Distributors, Inc. at (800) 225-6265.

AVERAGE ANNUAL TOTAL RETURN INFORMATION

     Because Class A of EVAC Fund only recently commenced operations, there is no performance for that class. The tables below show the average annual total return (both before and after taxes) for Class R of EVAC Fund and EV Fund for the period ended March 31, 2003. Class R share returns including maximum sales charge reflect the sales charge applicable to Class A. The performance of both Funds reflects expense subsidies. Absent such subsidies, the returns would be lower. Each Fund commenced operations on April 30, 2002.

                                    EVAC FUND

                                                                                              LIFE OF
CLASS R                                                                                        FUND
------------------------------------------------------------------------------------------- ------------
Before Taxes and Excluding Maximum Sales Charge                                                -22.90%
Before Taxes and Including Maximum Sales Charge                                                -22.90%
After Taxes on Distributions and Excluding Maximum Sales Charge                                -22.90%
After Taxes on Distributions and Including Maximum Sales Charge                                -22.90%
After Taxes on Distributions and Redemptions and Excluding Maximum Sales Charge                -14.89%
After Taxes on Distributions and Redemptions and Including Maximum Sales Charge                -14.89%

                                     EV FUND


                                                                                              LIFE OF
                                                                                               FUND
------------------------------------------------------------------------------------------- ------------
Before Taxes and Excluding Maximum Sales Charge                                                -21.90%
Before Taxes and Including Maximum Sales Charge                                                -26.39%
After Taxes on Distributions and Excluding Maximum Sales Charge                                -21.90%
After Taxes on Distributions and Including Maximum Sales Charge                                -26.39%
After Taxes on Distributions and Redemptions and Excluding Maximum Sales Charge                -14.24%
After Taxes on Distributions and Redemptions and Including Maximum Sales Charge                -17.15%

PRO FORMA FINANCIAL STATEMENTS

     The following pro forma combining financial statements are intended to show the financial condition and related results of operations resulting from the proposed merger of EV Fund with EVAC Fund as if the merger occurred on the dates presented. Please see the accompanying notes for additional information about the pro forma financial statements.

PRO FORMA COMBINED
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MARCH 31, 2003

                                                                                                                       Pro Forma
                                                                                           Pro Forma                   Combined
                                                   EVAC Fund             EV Fund          Adjustments                    Fund
                                                   ---------             -------          -----------                    ----
ASSETS

Investment in Portfolio, at cost                  $19,996,107            $385,909                                     $20,382,016
                                                  ------------           ---------         ---------                  ------------
Investment in Portfolio, at value                 $19,157,209            $349,271                                     $19,506,480
Receivable for Fund shares sold                         9,773                  41                                           9,814
Receivable from the Administrator                       3,036              36,466          $(12,212)                       27,290
                                                  ------------           ---------         ---------                  ------------
  Total assets                                    $19,170,018            $385,778          $(12,212)                  $19,543,584
                                                  ------------           ---------         ---------                  ------------

LIABILITIES

Payable for Fund shares redeemed                      $10,539                 $48                                         $10,587
Other accrued expenses                                 12,868               8,029          $(12,212)                        8,685
                                                  ------------           ---------         ---------                  ------------
  Total liabilities                                   $23,407              $8,077          $(12,212)                      $19,272
                                                  ------------           ---------         ---------                  ------------

NET ASSETS                                        $19,146,611            $377,701                $0                   $19,524,312
                                                  ------------           ---------         ---------                  ------------

SOURCES OF NET ASSETS

Paid in Capital                                   $22,489,905            $431,458                                     $22,921,363
Accumulated net realized loss from
  Portfolio (computed on identified cost)          (2,522,407)            (16,646)                                     (2,539,053)
Accumulated net investment loss                        18,011                (473)                                         17,538
Net unrealized appreciation from
  Portfolio (computed on identified cost)            (838,898)            (36,638)                                       (875,536)
                                                  ------------           ---------         ---------                  ------------
Total                                             $19,146,611            $377,701                                     $19,524,312
                                                  ------------           ---------         ---------                  ------------

CLASS A SHARES

                                                  ------------           ---------         ---------                  ------------
Net Assets                                                 $0            $377,701                                        $377,701
Shares Outstanding                                          0              48,371               617                        48,988
Net Asset Value and Redemption Price
  Per Share (net assets divided by shares
  of beneficial interest outstanding)                   $0.00               $7.81                                           $7.71
Maximum Offering Price Per Share (100
  divided by 94.25 of Net Asset Value)                  $0.00               $8.29                                           $8.18
                                                  ------------           ---------         ---------                  ------------

CLASS I SHARES

                                                  ------------           ---------         ---------                  ------------
Net Assets                                        $19,145,832                  $0                                     $19,145,832
Shares Outstanding                                  2,475,411                   0                 -                     2,475,411
Net Asset Value and Redemption Price
  Per Share (net assets divided by shares
  of beneficial interest outstanding)                   $7.73               $0.00                                           $7.73
                                                  ------------           ---------         ---------                  ------------

CLASS R SHARES

                                                  ------------           ---------         ---------                  ------------
Net Assets                                               $779                  $0                                            $779
Shares Outstanding                                        101                   0                 -                           101
Net Asset Value and Redemption Price
  Per Share (net assets divided by shares
  of beneficial interest outstanding)                   $7.71               $0.00                                           $7.71
                                                  ------------           ---------         ---------                  ------------

PRO FORMA COMBINED
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MARCH 31, 2003


                                                                                             Pro                        Pro Forma
                                                       EVAC               EV                Forma                       Combined
                                                       Fund              Fund             Adjustments                      Fund
                                                       ----              ----             -----------                      ----
  INVESTMENT INCOME

  Investment Income:
    Dividends allocated from Portfolio               $121,805           $3,005                                            $124,810
    Interest allocated from Portfolio                     895               28                                                 923
    Expenses allocated from Portfolio                 (70,344)          (1,830)                                            (72,174)
                                                  -------------       ----------                                       -------------
  Net investment income from Portfolio                $52,356           $1,203                                             $53,559

  Expenses:
    Administration fee                                     $0             $376                $(376)     Note 3a                $0
    Trustees' fees and expenses                            93                -                    -                             93
    Distribution and service fees
      Class A                                               -              626                                                 626
      Class R                                               2                -                                                   2
    Registration fees                                   5,536           23,867                    -                         29,403
    Transfer agent fees                                 3,425              564                                               3,989
    Printing and postage                                1,836            1,917               (1,550)     Note 3b             2,203
    Legal and accounting services                       7,105            3,734               (3,734)     Note 3c             7,105
    Custodian fee                                       6,320            6,593               (6,593)     Note 3c             6,320
    Miscellaneous                                         980              841                 (645)     Note 3b             1,176
                                                  -------------       ----------            ----------                 -------------
  Total expenses                                      $25,297          $38,518             $(12,898)                       $50,917

  Deduct-
    Reduction of administration fee                        $0            $(376)                 376                             $0
    Preliminary allocation of expenses
     to the Administrator                             $(3,036)        $(36,466)             $12,212                       $(27,290)
                                                  -------------       ----------            ----------                 -------------
  Total expense reductions                            $(3,036)        $(36,842)             $12,588                       $(27,290)

  Net expenses                                        $22,261           $1,676                $(310)                       $23,627

  Net investment income (loss)                        $30,095            $(473)                $310                        $29,932


  REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

  Net realized gain (loss)

    Investment transactions (identified
     cost basis)                                  $(1,069,450)        $(15,941)                                        $(1,085,391)
                                                  -------------       ----------                                       -------------
  Net realized gain (loss)                        $(1,069,450)        $(15,941)                                        $(1,085,391)

  Change in unrealized appreciation
   (depreciation)
    Investment transactions (identified
     cost basis)                                   $1,697,121         $(14,865)                                         $1,682,256
                                                  -------------       ----------                                       -------------
  Net change in unrealized appreciation            $1,697,121         $(14,865)                                         $1,682,256
   (depreciation)

  Net realized and unrealized gain (loss)            $627,671         $(30,806)                                           $596,865

  Net increase (decrease) in net assets from
  operations                                         $657,766         $(31,279)                $310                       $626,797

PRO FORMA COMBINED
STATEMENT OF OPERATIONS
FOR THE PERIOD FROM THE START OF BUSINESS APRIL 30, 2002 TO SEPTEMBER 30, 2002


                                                                                             Pro                       Pro Forma
                                                    EVAC                   EV               Forma                       Combined
                                                    Fund                  Fund           Adjustments                      Fund
                                                    ----                  ----           -----------                      ----
  INVESTMENT INCOME

  Investment Income:
    Dividends allocated from Portfolio             $91,341                $303                                          $91,644
    Interest allocated from Portfolio                1,566                   3                                            1,569
    Expenses allocated from Portfolio              (76,595)               (209)                                         (76,804)
                                               -------------          ----------                                    -------------
  Net investment loss from Portfolio               $16,312                 $97                                          $16,409

  Expenses:
    Administration fee                                  $0                 $37             $(37)     Note 3a                 $0
    Trustees' fees and expenses                          -                   -                -                               -
    Distribution and service fees
      Class A                                            -                  62                                               62
      Class R                                            2                   -                                                2
    Registration fees                                6,841              16,578                -                          23,419
    Transfer agent fees                              1,789                 180                                            1,969
    Printing and postage                             2,279               2,043           (1,587)     Note 3b              2,735
    Legal and accounting services                   17,193               7,603           (6,700)     Note 3c             18,096
    Custodian fee                                    2,979               2,635           (2,635)     Note 3c              2,979
    Miscellaneous                                    1,690               1,053             (715)     Note 3b              2,028
                                               -------------          ----------       ----------                   -------------
  Total expenses                                   $32,773             $30,191         $(11,674)

  Deduct-
    Reduction of administration fee                     $0                $(37              $37
    Allocation of expenses to the
     Administrator                                $(26,163)           $(30,016          $11,219                        $(44,960)
                                               -------------          ----------       ----------                   -------------
  Total expense reductions                        $(26,163)           $(30,053          $11,256                        $(44,960)

  Net expenses                                      $6,610                $138            $(418)                         $6,330

  Net investment income (loss)                      $9,702                $(41)            $418                         $10,079


  REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

  Net realized gain (loss)

    Investment transactions (identified
     cost basis)                               $(1,452,957)              $(705)                                     $(1,453,662)
                                               -------------          ----------                                    -------------
  Net realized loss                            $(1,452,957)              $(705)                                     $(1,453,662)

  Change in unrealized appreciation
   (depreciation)

    Investment transactions (identified
     cost basis)                               $(2,536,019)           $(21,773)                                     $(2,557,792)

  Net change in unrealized appreciation        $(2,536,019)           $(21,773)
   (depreciation)                                                                                                   $(2,557,792)

  Net realized and unrealized loss             $(3,988,976)           $(22,478)                                     $(4,011,454)

  Net decrease in net assets from
   operations                                  $(3,979,274)           $(22,519)            $418                     $(4,001,375)

                        EATON VANCE LARGE-CAP GROWTH FUND
                              PROPOSED MERGER WITH
                EATON VANCE-ATLANTA CAPITAL LARGE-CAP GROWTH FUND


NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS (UNAUDITED)

1.   Basis of Combination

Subject to the conditions specified in the proposed Agreement and Plan of Reorganization (the "Plan"), Eaton Vance-Atlanta Capital Large-Cap Growth Fund ("EVAC Fund") will acquire substantially all of the assets of Eaton Vance Large-Cap Growth Fund ("EV Fund") in exchange for shares of the EVAC Fund. This merger will be accounted for by the method of accounting for tax-free mergers of investment companies. The pro forma combined Statement of Assets and Liabilities reflects the financial position of the EVAC Fund and the EV Fund at March 31, 2003 as though the merger occurred as of that date. The pro forma combined Statement of Operations reflects the results of operations of the EVAC Fund and the EV Fund for the period from the start of business, April 30, 2002, to March 31, 2003 as though the merger occurred at the beginning of the period presented. Both the Statement of Assets and Liabilities and the Statement of Operations are presented for the information of the reader, and may not necessarily be representative of what the combined statements would have been had the acquisition occurred on March 31, 2003.

2.   Capital/Shares

The number of additional shares was calculated by dividing the net assets of the EV Fund at March 31, 2003 by the net asset value per share of Class R shares of EVAC Fund at March 31, 2003. The pro forma combined number of shares outstanding for Class A of 48,988 consists of 48,988 shares issuable to EV Fund in the merger. The pro forma combined number of shares outstanding for Class I of 2,475,411 consists of 2,475,411 shares of the EVAC Fund outstanding at March 31, 2003. The pro forma combined number of shares outstanding for Class R of 101 consists of 101 shares of the EVAC Fund outstanding at March 31, 2003.

3.   Pro Forma Combined Operating Expenses

Certain expenses have been adjusted in the pro forma Statement of Operations to reflect the expenses of the combined entity more closely.

Pro forma operating expenses include the actual expenses of the EVAC Fund and the EV Fund adjusted for certain items which reflect management's best estimates.

a) No administration fee on the EVAC Fund.

b) Based on actual costs of survivor plus 20%.

c) No additional expense for accounting services and custodian fees as a result of the merger.

          PROSPECTUS AND INFORMATION STATEMENT DATED NOVEMBER 20, 2003

                          ACQUISITION OF THE ASSETS OF

                           EATON VANCE SMALL-CAP FUND

                        BY AND IN EXCHANGE FOR SHARES OF

                           EATON VANCE-ATLANTA CAPITAL
                                 SMALL-CAP FUND

                            THE EATON VANCE BUILDING
                                255 STATE STREET
                           BOSTON, MASSACHUSETTS 02109
                                 (800) 225-6265

     This Prospectus and Information Statement is being furnished to shareholders of Eaton Vance Small-Cap Fund ("EV Fund"), a series of Eaton Vance Growth Trust (the "Trust"), which is a Massachusetts business trust, in connection with an Agreement and Plan of Reorganization (the "Plan"). Pursuant to the Plan, EV Fund will receive, in exchange for all of its assets, Class A shares of Eaton Vance-Atlanta Capital Small-Cap Fund ("EVAC Fund"), also a series of the Trust, and EVAC Fund will assume all of EV Fund's liabilities. Following the transfer, EVAC Fund shares will be distributed to shareholders of the EV Fund in liquidation of the EV Fund, and the EV Fund will be terminated. As a result, each shareholder of EV Fund will receive EVAC Fund shares equal in total value to their holdings in EV Fund, in each case calculated as of the close of regular trading on the New York Stock Exchange on the business day immediately prior to the reorganization contemplated by the Plan (the "Reorganization"), which is expected to be on or about December __, 2003.

     The investment objective of each Fund is to seek long-term capital growth for its shareholders through investing primarily in common stocks of companies with large market capitalizations. Each Fund invests all or substantially all of its assets in Small-Cap Portfolio.

     The Board of Trustees of the Trust (the "Trustees") has determined to merge EV Fund into EVAC Fund because the EV Fund is not large enough to be economically viable and is unlikely to become viable in the foreseeable future as a result of its small asset size and inability to adequately attract new assets. SHAREHOLDERS OF EV FUND ARE NOT BEING ASKED TO VOTE ON THE PLAN OR APPROVE THE REORGANIZATION.

     This Prospectus and Information Statement, which should be retained for future reference, sets forth concisely information about EVAC Fund that investors should know before the Reorganization. Additional information is contained in the following documents:

    o The Statement of Additional Information ("SAI") dated November 20, 2003 relating to the Plan, including financial statements, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by this reference (that is, it legally forms a part of this Prospectus and Information Statement). The SAI is available without charge upon request by writing to the EVAC Fund's principal underwriter, Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, MA 02109 or by calling
          (800) 225-6265.

    o The current prospectus of the EVAC Fund ("EVAC Prospectus") dated November 19, 2003 accompanies this Prospectus and Information Statement, has been filed with the SEC, and is incorporated herein by this reference.

    o The current prospectus of the EV Fund ("EV Prospectus") dated February 1, 2003 has been filed with the SEC and is incorporated herein by this reference.

    o     (i) EVAC Fund's  current SAI dated November 19, 2003 (the "EVAC SAI"),
          (ii) Annual Report to Shareholders dated September 30, 2002 ("Annual Report"), and (iii) Semiannual Report to Shareholders dated March 31, 2003 ("Semiannual Report") have been filed with the SEC and are incorporated herein by this reference.

    o (i) EV Fund's current SAI dated February 1, 2003 (the "EV SAI"), (ii) Annual Report to Shareholders dated September 30, 2002 ("Annual Report"), and (iii) Semiannual Report to Shareholders dated March 31, 2003 ("Semiannual Report") have been filed with the SEC and are incorporated herein by this reference.

     You will find and may copy information about each Fund (including the Prospectus, SAI and shareholder reports) at the Securities and Exchange Commission's public reference room in Washington, D.C. (call 1-202-942-8090 for information on the hours of operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, D.C. 20549-0102, or by electronic mail at publicinfo@sec.gov.

--------------------------------------------------------------------------------
WE ARE NOT ASKING YOU FOR A PROXY OR WRITTEN CONSENT, AND YOU ARE REQUESTED NOT TO SEND TO US A PROXY OR WRITTEN CONSENT.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

TABLE OF CONTENTS
                                                                            Page
SUMMARY.......................................................................1
         The Reorganization...................................................1
         Background for the Reorganization....................................2
         Principal Differences Between EV Fund and EVAC Fund..................2
         Fees and Expenses....................................................2
         Distribution Arrangements............................................3
         Redemption Procedures and Exchange Privileges........................3
         Tax Consequences.....................................................3
FEES AND EXPENSES.............................................................4
PRINCIPAL RISK FACTORS........................................................5
THE REORGANIZATION............................................................5
         Reorganization Plan..................................................5
         Reasons for the Reorganization.......................................7
         Description of the Securities to be Issued...........................7
         Federal Income Tax Considerations....................................8
         Capitalization.......................................................9
         Investment Performance...............................................9
         Management's Discussion of Fund Performance..........................9
COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES..............................9
COMPARATIVE INFORMATION ON DISTRIBUTION ARRANGEMENTS.........................10
SHAREHOLDER SERVICES.........................................................10
COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS................................10
         General.............................................................10
         Shareholder Liability...............................................10
INTERESTS OF AFFILIATED PERSONS..............................................10
         Five Percent Holders................................................10
         Shares Held by Officers and Trustees................................11
         Interests of Affiliated Persons.....................................11
MISCELLANEOUS................................................................12
         Eaton Vance and Atlanta Capital.....................................12
         Available Information...............................................12
         Legal Matters.......................................................13
         Experts.............................................................13
FINANCIAL HIGHLIGHTS.........................................................14
APPENDIX A..................................................................A-1
APPENDIX B..................................................................B-1

                            EATON VANCE GROWTH TRUST
                           EATON VANCE-ATLANTA CAPITAL
                                 SMALL-CAP FUND

                            THE EATON VANCE BUILDING
                                255 STATE STREET
                           BOSTON, MASSACHUSETTS 02109

                      PROSPECTUS AND INFORMATION STATEMENT
                             DATED NOVEMBER 20, 2003

                                     SUMMARY

     The following is a summary of certain information contained elsewhere in this Prospectus and Information Statement and the Plan and is qualified by reference to the more complete information contained herein as well as the EVAC Prospectus, which accompanies and is incorporated by reference in this
Prospectus and Information Statement, and the EV Prospectus, which is incorporated by reference herein. Shareholders should read this entire Prospectus and Information Statement carefully. This summary is not intended to be a complete statement of all material features of the Reorganization and is qualified in its entirety by reference to the full text of this Prospectus and Information Statement and the documents referred to herein.

     The  form  of the  Plan is  attached  to this  Prospectus  and  Information
Statement   as  Appendix   A.  The   transactions   contemplated   by  the  Plan
(collectively, the "Reorganization") are described herein.

     THE REORGANIZATION

     The Trustees of the Trust (including a majority of those Trustees who are not "interested persons," as defined in the Investment Company Act of 1940, as amended ("1940 Act") ("Independent Trustees")) have approved the Plan, pursuant to which EV Fund will sell and transfer all of its assets to EVAC Fund in exchange for the assumption by EVAC Fund of all of EV Fund's liabilities and the issuance to EV Fund of EVAC Fund Class A shares equal to the value of the assets transferred less the liabilities assumed. EV Fund will then distribute to its shareholders the EVAC Fund shares received in exchange for all outstanding EV Fund shares, and EV Fund will be dissolved.

     EACH SHAREHOLDER OF THE EV FUND WILL RECEIVE THE NUMBER OF FULL AND FRACTIONAL SHARES OF EVAC FUND EQUAL IN VALUE TO THAT SHAREHOLDER'S SHARES OF EV FUND AS OF THE CLOSING DATE OF THE REORGANIZATION, WHICH IS EXPECTED TO BE ON OR ABOUT DECEMBER __, 2003 ("CLOSING DATE"). EACH EV FUND SHAREHOLDER WILL RECEIVE EVAC FUND CLASS A SHARES EQUAL IN VALUE TO HIS OR HER EV FUND SHARES PREVIOUSLY HELD.

     At or prior to the Closing Date, EV Fund shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders' all of its investment company taxable income and all of its net capital gains, if any, realized for the taxable year ending at the Closing Date. The Trustees of the Trust, including the Independent Trustees, determined that the Reorganization is in the best interests of each Fund and that the interests of the Funds' shareholders will not be diluted as a result of the Reorganization.

     BACKGROUND FOR THE REORGANIZATION

     In approving the Plan, the Trustees of the Trust considered a number of factors, including the proposed terms of the Reorganization. The Trustees considered that combining the Funds should produce additional economies of scale, which should help reduce costs per share and, as a result, potentially increase the investment return to EV Fund shareholders. Moreover, the Trustees considered that, in light of the EV Fund's small size and poor prospects for growth in the longer-term, it was not economically viable for Eaton Vance Management ("Eaton Vance") to sponsor and manage the EV Fund for the longer-term. Finally, the Trustees considered possible alternatives to the Reorganization, including possible liquidation of EV Fund, and determined that the Reorganization was the best available solution for addressing the poor prospects for longer-term viability. In particular, the Trustees concluded that the merger of EV Fund into EVAC Fund would permit EV Fund shareholders to continue a substantially identical investment on an expected tax-free basis and with likely lower fund expenses.

     PRINCIPAL DIFFERENCES BETWEEN EV FUND AND EVAC FUND

     Both EV Fund and EVAC Fund are "feeder" funds in the same "master-feeder" structure. In a master-feeder structure, each feeder fund invests all or substantially all of its assets in a single master fund, which directly holds a portfolio of investments. The master fund in which the Funds invest their assets is Small-Cap Portfolio (the "Portfolio"). Because the Funds invest in the same Portfolio, their portfolio holdings are substantially identical and do not differ in any material respects. Each Fund has identical fundamental and non-fundamental investment policies and restrictions.

     FEES AND EXPENSES

     The  Portfolio's  investment  adviser  is Boston  Management  and  Research
("BMR"), a wholly owned subsidiary of Eaton Vance. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management, LLC ("Atlanta Capital"), an indirect majority-owned subsidiary of Eaton Vance. BMR pays Atlanta Capital a portion of the advisory fee for sub-advisory services provided to the Portfolio. The investment advisory fee is based on the following fee schedule:

                                                    Annual Fee Rate
Average Daily Net Assets for the Month              (for each level)
--------------------------------------              ----------------
$500 million but less than $1 billion                   0.9375%
$1 billion but less than $2.5 billion                   0.8750%
$2.5 billion but less than $5 billion                   0.8125%
$5 billion and over                                     0.7500%

The investment sub-advisory fee is based on the following schedule:

                                                    Annual Fee Rate
Average Daily Net Assets for the Month              (for each level)
--------------------------------------              ----------------
up to $500 million                                      0.75000%
$500 million but less than $1 billion                   0.71875%
$1 billion but less than $2.5 billion                   0.68750%
$2.5 billion but less than $5 billion                   0.65625%
$5 billion and over                                     0.62500%

     EV Fund shares and Class A shares of EVAC Fund pay a shareholder service fee of 0.25% of average daily net assets. Eaton Vance serves as the administrator of EV Fund and EVAC Fund. For serving as administrator to EV Fund, Eaton Vance receives a monthly fee equal to 0.15% of average daily net assets of the EV Fund annually. Eaton Vance does not receive a fee for serving as administrator of EVAC Fund.

     The current expense ratio (not taking into account any fee waivers or expense reimbursements) of the EV Fund is higher than that of EVAC Fund. For the six-month period ended March 31, 2003, the ratio of expenses to net assets on an annualized basis (not taking into account any fee waivers or expense reimbursements) was 3.16% for shares of EV Fund. Class A shares of EVAC Fund only recently commenced operations and were not in existence during the six-month period ended March 31, 2003. For the six-months ended March 31, 2003, the annualized expense ratio of Class R shares of the EVAC Fund (adjusted to reflect the service fee payable by Class A shares and not taking into account any fee waivers or expense reimbursements) was 2.18%. The total ratio of expenses to net assets on an annualized basis for the six-month period ended March 31, 2003 (after waivers and reimbursements) was 1.75% for EV Fund and 1.60% for Class R shares of EVAC Fund (adjusted to reflect the Class A service fee). The EV Fund waiver and reimbursement are voluntary and can be terminated by Eaton Vance at any time. Eaton Vance has agreed to cap the operating expenses of Class A shares of EVAC Fund (which included advisory and service fees) at 0.35% of average daily net assets for the fiscal year ending September 30, 2004. Eaton Vance believes in the absence of substantial asset growth, which is not expected to occur, the waiver and reimbursement arrangement for EV Fund is not economically viable for the longer-term and may not be continued. See "Fees and Expenses" below.

     DISTRIBUTION ARRANGEMENTS

     Shares of each Fund are sold on a continuous basis by EVD, the Funds' principal underwriter. Each Fund's shares are sold at net asset value per share plus a sales charge. The Funds' respective sales charge schedules are identical. In the Reorganization, EV Fund shareholders will receive Class A shares of EVAC Fund. Shareholders will not be assessed a sales charge on their receipt of EVAC Fund Class A shares in connection with the Reorganization.

     REDEMPTION PROCEDURES AND EXCHANGE PRIVILEGES

     Each Fund offers the same redemption features pursuant to which proceeds of a redemption are remitted by wire or check after prompt receipt of proper documents, including signature guarantees. Each Fund has the same exchange privileges.

     TAX CONSEQUENCES

     The Trust has been advised by its counsel, Kirkpatrick & Lockhart LLP, to the effect that the Reorganization will constitute a tax-free reorganization for federal income tax purposes and that, accordingly, no gain or loss will be recognized for those purposes as a result of the Reorganization either to EV Fund or to its shareholders. Consequently, the holding period and aggregate tax basis of the EVAC Fund shares that are to be received by each holder of EV Fund shares will be the same as the holding period and aggregate tax basis of the EV Fund shares previously held by such shareholder. In addition, the holding period and tax basis of the assets to be transferred to EVAC Fund will be the same in EVAC Fund's hands as in EV Fund's hands immediately prior to the Reorganization. Nevertheless, the Reorganization will be consummated even if it is not a tax-free reorganization, in which event EV Fund shareholders may be required to recognize for tax purposes a gain or loss depending on whether their tax basis (initial purchase price plus reinvested distributions) in their EV Fund shares is greater than or less than the net asset value of the EVAC Fund shares received in the Reorganization. Shareholders should consult their own tax advisers. See "THE REORGANIZATION -- Federal Income Tax Considerations."

                                FEES AND EXPENSES

     Set forth below is a comparison of each Fund's expense ratios. The tables reflect the EV Fund's annualized expenses for the eleven-month period ended March 31, 2003. Because Class A shares only recently commenced operations, the Class A expense ratios shown below reflect the annualized expenses of Class R shares of the EVAC Fund during the eleven months ended March 31, 2003, adjusted to reflect the Class A service fee. The ratios also are shown on a pro forma (estimated) combined basis, giving effect to the Reorganization.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                      Each Fund*
Maximum Sales Charge (Load) (as a % of offering price)                  5.75%
Maximum Deferred Sales Charge (as a % of the lower
  of net asset value at time of purchase or redemption)                 None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions         None
Exchange Fee                                                            None

  * Reflects EVAC Class A shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND AND PORTFOLIO ASSETS)

                                                     EV FUND
Management Fees                                       1.15%
Distribution and Service (12b-1) Fees                  n/a
Other Expenses(1)                                     2.37%
                                                      -----
Total Annual Fund Operating Expenses(2)               3.52%

                                                    EVAC FUND
                                                     CLASS A
Management Fees                                       1.00%
Distribution and Service (12b-1) Fees                  n/a
Other Expenses(1)                                     1.52%
                                                      -----
Total Annual Fund Operating Expenses                  2.52%

                                                    PRO FORMA
                                                 COMBINED FUND(3)
                                                     Class A
Management Fees                                       1.00%
Distribution and Service (12b-1) Fees                  n/a
Other Expenses(1)                                     1.60%
                                                      -----
Total Annual Fund Operating Expenses                  2.60%

(1)  "Other  Expenses"  includes a 0.25%  service fee paid pursuant to a Service
     Plan.

(2) During the period ended March 31, 2003, Total Annual Fund Operating Expenses of EV Fund and EVAC Fund were reduced to 1.75% and 1.60%, respectively, due to fee waivers and expense reimbursements by Eaton Vance. These waivers and reimbursements could be terminated at any time. For the fiscal year ending September 30, 2004, Eaton Vance has agreed to reimburse the Other Expenses (excluding service fees) of Class A shares of the EVAC Fund to the extent they exceed 0.35% of average daily net assets.

(3) Pro Forma Combined Fund reflects the pro forma fees and expenses of EVAC Fund after giving effect to the Reorganization assuming the Reorganization occurred during the period ended March 31, 2003.

EXAMPLE

     These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each example also assumes that your investment has a 5% return each year and that the operating costs remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR       3 YEARS       5 YEARS       10 YEARS
EV FUND
  Class A shares                                $ 909        $ 1,593       $ 2,296        $ 4,149
EVAC FUND
  Class A shares                                $ 815        $ 1,314       $ 1,838        $ 3,266
EVAC FUND - PRO FORMA CLASS A AFTER THE
REORGANIZATION
  Class A shares                                $ 803        $ 1,337       $ 1,876        $ 3,341

Your costs would be the same if you did not redeem your shares.

                             PRINCIPAL RISK FACTORS

     Because the Funds invest in the same Portfolio and have the same investment objective and policies, they are subject to substantially identical risks.

     The performance of both EV Fund and EVAC Fund largely depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term and the value of an investment will rise and fall, sometimes sharply. Also, because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Growth stocks in particular may underperform during periods when the market favors value stocks. The Funds' performance may also suffer if certain stocks do not perform as the portfolio manager expected. Also, although stock values can rebound, there is no assurance that values will return to previous levels.

     The Portfolio is subject to risks associated with investing in large-cap companies, which, at times, may lag behind other types of stocks in performance. This could cause each Fund to perform worse than certain other funds over a given time period.

     Shareholders should consult the EVAC Prospectus, which accompanies this Prospectus and Information Statement, and the EVAC SAI, EV Prospectus and EV SAI, which are available upon request, each as supplemented, for a more thorough discussion of the risks of investing in the Funds.

                               THE REORGANIZATION

     REORGANIZATION PLAN

     The Plan for the EV Fund provides that, at the Closing Date, EVAC Fund will acquire all of the assets of EV Fund in exchange for the issuance of EVAC Fund Class A shares to EV Fund, and the EVAC Fund will assume all of the liabilities of EV Fund. The EV Fund assets to be acquired will consist of the EV Fund's share of the securities and other assets held by the Portfolio. The value of Class A shares issued to the EV Fund by the EVAC Fund will be the equal to the value of shares that the EV Fund has outstanding on the Closing Date. The EVAC Fund shares received by the EV Fund will be distributed to EV Fund shareholders in exchange for their EV Fund shares.

     EVAC Fund will assume all liabilities, expenses, costs, charges and reserves of EV Fund on the Closing Date. At or prior to the Closing Date, the EV Fund shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the EV Fund's shareholders all of EV Fund's investment company taxable income, net tax-exempt interest income, and net capital gain, if any, realized (after reduction for any available capital loss carry-forward) in all taxable years ending at or prior to the Closing Date.

     At or as soon as practicable after the Closing Date, the EV Fund will liquidate and distribute pro rata to its shareholders of record as of the close of trading on the New York Stock Exchange on the Closing Date the full and fractional EVAC Fund Class A shares equal in value to the EV Fund shares outstanding. Such liquidation and distribution will be accomplished by the establishment of shareholder accounts on the share records of EVAC Fund in the name of each shareholder of EV Fund, representing the respective pro rata number of full and fractional EVAC Fund Class A shares due such shareholder. All of EVAC Fund's future distributions attributable to the shares issued in the Reorganization will be paid to shareholders in cash or invested in additional shares of EVAC Fund at the price in effect as described in EVAC Fund's prospectus on the respective payment dates in accordance with instructions previously given by the shareholder to the Trust's transfer agent.

     Accordingly, immediately after the Reorganization, each former shareholder of EV Fund shares will own Class A shares of EVAC Fund equal to the value of that shareholder's EV Fund shares immediately prior to the Reorganization. Moreover, because shares of EVAC will be issued at net asset value in exchange for the net assets of EV Fund that will equal the aggregate value of those shares, the net asset value per share of EVAC Fund will be unchanged. Thus, the Reorganization will not result in a dilution of the value of any shareholder account in either Fund. However, in general, the Reorganization will reduce the percentage ownership of each EV Fund shareholder in the EVAC Fund below such shareholder's current percentage ownership in EV Fund. Although the shareholder will have the same dollar amount invested initially in EVAC Fund that he or she had invested in EV Fund, his or her investment will represent a smaller percentage of the combined net assets of the Funds.

     Any transfer taxes payable on issuance of shares of EVAC Fund in a name other than that of the registered holder of the shares on the books of EV Fund as of the time of transfer will be paid by the person to whom those shares are to be issued as a condition of the transfer. Any reporting responsibility of EV Fund will continue to be its responsibility up to and including the Closing Date and thereafter until it is dissolved.

     The consummation of the Plan is subject to the conditions set forth therein. The Plan may be terminated at any time prior to the consummation of the Reorganization without liability on the part of either party or its respective officers, Trustees or shareholders, by either party on written notice to the other party if certain specified representations and warranties or conditions have not been performed or do not exist on or before January 30, 2004. The Plan may be amended by written agreement of its parties without shareholder approval and the parties may waive without shareholder approval any default by the other or any failure to satisfy any of the conditions to its obligations.

     Pursuant to certain voluntary  expense  reimbursement  arrangements,  it is
anticipated   that  Eaton   Vance  will  bear  all   expenses   related  to  the
Reorganization.

     REASONS FOR THE REORGANIZATION

     The Reorganization has been considered by the Trustees of the Trust. In reaching a decision, the Trustees, including a majority of the Independent Trustees, concluded that the Reorganization would be in the best interests of EV Fund and EVAC Fund, respectively, and that the interests of shareholders in EV Fund and EVAC Fund, respectively, will not be diluted as a result of the Reorganization. In recommending the Reorganization, Eaton Vance indicated that the Reorganization would eliminate the expense of maintaining EV Fund as a separate series of the Trust (i.e., fund accounting, legal, audit, shareholder reporting, custodial expenses, etc.), producing economies of scale in EVAC Fund and potentially making it more marketable.

     In considering the Reorganization, the Trustees considered the following factors, among others:

     (1) the small asset base of EV Fund, its failure to attract new assets and its poor prospects for asset growth in the longer-term;

     (2) that the effect of the Reorganization will be to allow EV Fund shareholders to continue their investments in a substantially identical Eaton Vance Fund having an identical investment strategy with a minimum administrative burden to shareholders;

     (3) the Reorganization is expected to be tax-neutral to investors;

     (4) the absence of any need to engage in investment portfolio restructuring because of the identical investment objectives and strategies of EV Fund and EVAC Fund and their investment in the same Portfolio;

     (5) the Funds' historical performance records and risk/reward ratios, expense ratios, past growth in assets, and their future prospects;

     (6) alternatives to the proposed transactions, including liquidation of the EV Fund or maintaining the status quo;

     (7) the effect of the Reorganization on the expense ratio of EVAC Fund, namely, that the Reorganization will permit the fixed costs of EVAC Fund to be spread over a larger asset base, effectively bringing the assets of that Fund closer to the point where expenses borne by each shareholder will be reduced, based upon the Fund's current fee structure;

     (8) Eaton Vance has voluntarily capped the expenses of each participating Fund, and would thus effectively bear the costs of the Reorganization;

     (9) the benefit to Eaton Vance if the voluntary expense subsidies provided by Eaton Vance to EV Fund are terminated; and

     (10) the potential benefit to Eaton Vance due to the possible decrease in the expenses of EVAC Fund.

     DESCRIPTION OF THE SECURITIES TO BE ISSUED

     The Trust is registered with the SEC as an open-end management investment company, and the Trustees are authorized to issue an unlimited number of shares of beneficial interest in each separate series (without par value). Full and fractional Class A shares of EVAC Fund will be distributed to EV Fund shareholders in accordance with the procedures under the Plan. Each EVAC Fund share will be fully paid, non-assessable when issued and transferable without restrictions and will have no preemptive or cumulative voting rights and have only such conversion or exchange rights as the Trustees of the Trust may grant in their discretion.

     FEDERAL INCOME TAX CONSIDERATIONS

     The exchange of EV Fund's assets for EVAC Fund shares and EVAC Fund's assumption of liabilities of EV Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"). The Trust has received an opinion from Kirkpatrick & Lockhart LLP, the Trust's counsel, substantially to the effect that, on the basis of the facts and assumptions stated therein and the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules and pronouncements and court decisions, for federal income tax purposes:

     (1) EVAC Fund's acquisition of all EV Fund's assets in exchange solely for EVAC Fund shares and the assumption by EVAC Fund of liabilities of EV Fund, followed by the distribution of those shares pro rata to the shareholders of EV Fund constructively in exchange for EV Fund shares, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be a "party to a reorganization" within the meaning of section 368(b) of the Code;

     (2) No gain or loss will be recognized to EV Fund on the transfer of its assets to EVAC Fund in exchange solely for EVAC Fund shares and the assumption by EVAC Fund of EV Fund's liabilities or on the subsequent distribution of those shares to EV Fund's shareholders in exchange for their EV Fund shares;

     (3) No gain or loss will be recognized to EVAC Fund on its receipt of the assets from EV Fund in exchange solely for EVAC Fund shares and the assumption by EVAC Fund of EV Fund's liabilities;

     (4) EVAC Fund's basis for the transferred assets will be the same as the basis of those assets in EV Fund's hands immediately before the Reorganization, and EVAC Fund's holding period for those assets will include the period during which the assets were held by EV Fund;

     (5) No gain or loss will be recognized to an EV Fund shareholder on the constructive exchange of all the shareholder's EV Fund shares solely for EVAC Fund shares pursuant to the Reorganization; and

     (6) An EV Fund shareholder's basis for EVAC Fund shares to be received by the shareholder in the Reorganization will be the same as the basis for the shareholder's EV Fund shares to be constructively surrendered in exchange for those EVAC Fund shares; and the shareholder's holding period for those EVAC Fund shares will include the shareholder's holding period for those EV Fund shares, provided they are held as capital assets by the shareholder on the Closing Date.

     Notwithstanding paragraphs (2) and (4) above, such counsel's opinion may state that no opinion is expressed as to the effect of the Reorganization on EV Fund, EVAC Fund or any EV Fund shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     Shareholders of EV Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

CAPITALIZATION

     The following table (which is unaudited) sets forth the capitalization of EVAC Fund and EV Fund as of March 31, 2003, and the pro forma combined capitalization of both Funds as if the Reorganization had occurred on that date. Because Class A shares of EVAC Fund have only recently been issued, the capitalization presented is that of Class R shares of EVAC Fund. Class R shares of EVAC Fund have slightly higher expenses than Class A shares. Class A shares commenced operations on November 19, 2003 with an initial net asset value per share of $10.00.

                                        NET ASSET VALUE
                        NET ASSETS        PER SHARE(1)        SHARES OUTSTANDING
                        ----------        ------------        ------------------
EVAC FUND
  Class R              $      775            $7.67                     101
EV FUND
  Class A              $4,099,143            $7.63                 537,430
PRO FORMA COMBINED
  Class A              $4,099,143            $7.67                 534,438

(1) Rounded to two decimal places. The number of shares outstanding was calculated based on a net asset value per share rounded to six decimal places.

     INVESTMENT PERFORMANCE

     EVAC Fund does not have a full calendar year of performance information, so no performance information is included.

     MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     The total return of EVAC Fund and the factors that materially affected the Fund's performance during the most recent fiscal year are contained in the Fund's Annual Report dated September 30, 2002, relevant portions of which are attached hereto as Appendix B and such portions are incorporated by reference herein.

     The performance of EV Fund is described under the caption "Management's Discussion" in the Annual Report of EV Fund for the year ended September 30, 2002, which was previously mailed to EV Fund shareholders.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     As described in the "Summary," the investment objectives and policies of each Fund are identical. More complete information regarding the Funds' investment objectives and policies is set forth in the EVAC Prospectus (enclosed herewith) and the EV Prospectus, both of which are incorporated herein by reference, and in the EVAC SAI and EV SAI, both of which have been filed with the SEC and are incorporated herein by reference. Shareholders should consult such Prospectuses and SAIs, as supplemented, for a more thorough comparison.

              COMPARATIVE INFORMATION ON DISTRIBUTION ARRANGEMENTS

     EVD serves as principal underwriter for each Fund pursuant to a Distribution Agreement with the Trust. For its services as principal underwriter to EV Fund and Class A shares of EVAC Fund, EVD generally receives a portion of the sales charge paid by investors at the time they purchase shares. EVAC Fund Class A shares are sold on a continuous basis at net asset value plus a sales charge as set forth in the Prospectus. The applicable sales charge depends upon a number of factors and is subject to a number of waivers. No sales charge will be imposed with respect to the EVAC Fund shares received by the EV Fund shareholders pursuant to the Reorganization.

     Each Fund has adopted a Service Plan to make payments for personal services and/or the maintenance of shareholder accounts. These plans and other information regarding the distribution arrangements of each Fund are described in greater detail in the EVAC Prospectus (enclosed herewith) and the EV Prospectus, both of which are incorporated by reference herein.

                              SHAREHOLDER SERVICES

     There are no differences in the shareholder services offered by the Funds. For more detailed information about how shares may be purchased, redeemed, or exchanged, see the EVAC Prospectus enclosed herewith and incorporated by reference herein.

                  COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

     GENERAL

     Each Fund is a separate series of Eaton Vance Growth Trust (the "Trust"), a Massachusetts business trust, governed by a Declaration of Trust dated May 25, 1989, as amended and by applicable Massachusetts law.

     SHAREHOLDER LIABILITY

     Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the Trust, including its other series. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and other series of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. Indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable by virtue of his status as such for the obligations of the Trust is provided for in the Declaration of Trust and By-laws. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be remote because it is limited to circumstances in which the respective disclaimers are inoperative and the series would be unable to meet their respective obligations.

     Copies of the Declaration of Trust may be obtained from the Trust upon written request at its principal office or from the Secretary of the Commonwealth of Massachusetts.

                         INTERESTS OF AFFILIATED PERSONS

     FIVE PERCENT HOLDERS

     As of September 30, 2003, the following record owner(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) by record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

                                    EVAC FUND

CLASS A AND CLASS R SHARES
--------------------------

     Eaton Vance owned all shares of Class A and Class R shares of EVAC Fund. Eaton Vance is a Massachusetts business trust and a wholly-owned subsidiary of EVC.

CLASS I SHARES
--------------

NFSC FEBO GBA Master Pension & PS Trust*
  GBA Retirement Serv. Inc. TTEE                      Atlanta, GA          28.1%
GBA Capital Plans GBA Retirement Services I TTEE      Atlanta, GA          18.3%
Eaton Vance Master Trust for Retirement Plans         Glastonbury, CT      17.3%
HIBFund FBO c/o Marshall & Ilsley Trust               Milwaukee, WI         9.7%
Fabco & Co. FBO Washington Hebrew Congr. MTL FD       Atlanta, GA           5.9%

* Represents ownership of three different accounts each owning 5% or more of the outstanding shares of this Class.

     Beneficial owners of 25% or more of this Class of each Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

                                     EV FUND

Thomas Blake Jr. or Steven Nowicki or Donald Ward TTEE      Laurel, MS    27.0%
  Laurel Bone & Joint Clinic PA 401K Profit Sharing Plan
Trust Company of America                                    Englewood, CO  18.9%

     Beneficial owners of 25% or more of the Fund are presumed to be in control of the Fund for purposes of voting on certain matters submitted to shareholders.

     SHARES HELD BY OFFICERS AND TRUSTEES

     As of September 30, 2003, the Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

     INTERESTS OF AFFILIATED PERSONS

     BMR as investment adviser, Atlanta Capital as investment sub-adviser, Eaton Vance as administrator, and EVD as distributor of the Funds may be deemed to benefit from the Reorganization, because the combination of the Funds will eliminate expenses, such as fund accounting, legal, and shareholder reporting, that are involved in maintaining EV Fund as a separate series of the Trust. BMR, Atlanta Capital, Eaton Vance and EVD anticipate that this will produce economies of scale in EVAC Fund and make EVAC Fund more marketable, as well as eliminate the need for further expense reimbursements with respect to EV Fund. The SEC staff has concluded that such benefits are fully compatible with Rule 17a-8 under the 1940 Act, which is the principal rule governing affiliated mutual fund combinations.

                                  MISCELLANEOUS

     EATON VANCE AND ATLANTA CAPITAL

     Eaton Vance, its affiliates and predecessor companies have been managing assets since 1924 and of mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $70 billion on behalf of mutual funds, institutional clients and individuals. Eaton Vance is an indirect wholly-owned subsidiary of Eaton Vance Corp. ("EVC"), a publicly-held holding company, which, through its subsidiaries and affiliates, engages primarily in investment management, administration and marketing activities.

     Atlanta Capital is an Atlanta, Georgia based equity and fixed income manager with a primary focus on separate account management for institutional clients. Atlanta Capital currently manages approximately $8 billion in assets. Atlanta Capital was founded in 1969 as a registered investment adviser. All of the employees of Atlanta Capital are employees of Eaton Vance Acquisitions, an Eaton Vance subsidiary, and own stock of EVC.

     AVAILABLE INFORMATION

     Information about EVAC Fund is included in the current EVAC Prospectus dated November 19, 2003, a copy of which is included herewith and incorporated by reference herein. Additional information about EVAC Fund is included in the EVAC SAI dated November 19, 2003. The EVAC SAI has been filed with the SEC and is incorporated by reference herein. Copies of the EVAC SAI may be obtained without charge by writing to Eaton Vance Distributors, Inc., The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 or by calling (800) 225-6265. Information concerning the operations and management of the EV Fund is incorporated herein by reference from the current EV Prospectus and EV SAI, each dated February 1, 2003, additional copies of which may be obtained without charge by writing to Eaton Vance Distributors, Inc., The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 or by calling (800) 225-6265.

     You will find and may copy information about each Fund (including the prospectuses, SAIs and shareholder reports) at the Securities and Exchange Commission's public reference room in Washington, D.C. (call 1-202-942-8090 for information on the hours of operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, D.C. 20549-0102, or by electronic mail at publicinfo@sec.gov.

     The Trust, on behalf of each Fund, is currently subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith files reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the Public Reference Facilities maintained by the SEC at Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549 as well as the following regional offices: Northeast Regional Office, 233 Broadway, New York, New York 10279; and Midwest Regional Office, Citicorp Center, 500 W. Madison Street, Suite 1400, Chicago, Illinois 60661-2511. Copies of such material also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates.

     LEGAL MATTERS

     Certain legal matters in connection with the issuance of EVAC Fund shares as part of the Reorganization will be passed upon by counsel to the Trust.

     EXPERTS

     The audited financial statements of EVAC Fund and EV Fund, incorporated by reference in the SAI, have been audited by Deloitte & Touche LLP, the Funds' independent auditors, to the extent indicated in their reports thereon, which are included in the Annual Report to shareholders of EVAC Fund and EV Fund for the fiscal years ended September 30, 2002. The financial statements of EVAC Fund and EV Fund audited by Deloitte & Touche LLP for fiscal year 2002 have been incorporated by reference in the SAI in reliance on their reports given on their authority as experts in auditing and accounting.

                              FINANCIAL HIGHLIGHTS

     For the financial highlights of EVAC Fund, see "Financial Highlights" in the EVAC Prospectus enclosed herewith and incorporated by reference herein. This information is derived from and should be read in conjunction with the financial statements of EVAC Fund and notes thereto, included in the Fund's Annual Report to Shareholders for the period ended September 30, 2002, which are incorporated by reference into the SAI together with the report of the independent auditors, Deloitte & Touche, LLP, thereon. The most recent financial highlights of EVAC Fund included its Semiannual Report to Shareholders for the period ended March 31, 2003, are presented below.

                                            Six Months Ended March 31, 2003
                                                     (Unaudited)
                                        ----------------------------------------
                                             Class I              Class R
                                        ----------------------------------------
Net asset value - Beginning of period        $ 7.710             $ 7.700


Income (loss) from operations
Net investment loss                          $(0.007)            $(0.020)
Net realized and unrealized gain (loss)        0.007(3)           (0.010)
                                             -------             -------
Total loss from operations                   $    --             $(0.030)
                                             -------             -------
Net asset value - End of period              $ 7.710             $ 7.670
                                             -------             -------

Total Return(1)                                 0.00%              (0.39)%

Ratios/Supplemental Data+
Net assets, end of year
  (000's omitted)                            $ 7,515             $     1
Ratios (as a percentage of average
  daily net assets):
  Net expenses(2)                               1.35%(4)            1.85%(4)
  Net expenses after custodian fee
    reduction(2)                                1.35%(4)            1.85%(4)
  Net investment loss                          (0.18)%(4)          (0.75)%(4)
Portfolio Turnover of the Portfolio               26%                 26%

+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (as a percentage of average
  net assets):
  Expenses(2)                                   1.93%(4)            2.43%(4)
  Expenses after custodian fee reduction(2)     1.93%(4)            2.43%(4)
  Net investment loss                          (0.76)%(4)          (1.33)%(4)
Net investment loss per share                $(0.030)            $(0.035)

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(2)  Includes the Fund's share of the Portfolio's allocated expenses.

(3)  Per share amount is not in accord with the net realized an unrealized  gain
     (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Annualized.

                                   APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of this ____ day of ___________, 2003, by and between Eaton Vance Growth Trust, a Massachusetts business trust ("Growth Trust"), on behalf of its series Eaton Vance Small-Cap Fund ("EV Fund"), and Growth Trust, on behalf of its series Atlanta Capital Small-Cap Fund ("AC Fund").

                                   WITNESSETH:

     WHEREAS, Growth Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company authorized to issue an unlimited number of shares of beneficial interest without par value in one or more series (such as EV and AC Funds).

     WHEREAS, the Trustees of Growth Trust are authorized to establish one or more classes of shares of a series and, in the case of EV Fund, have established a single class of shares ("EV Fund Shares") and, in the case of AC Fund, have established multiple classes of shares, including Class A shares (such Class A shares referred to herein as "AC Fund Shares").

     WHEREAS, EV Fund and AC Fund currently invest all of their assets in Small-Cap Portfolio ("Small-Cap Portfolio" or the "Portfolio"), a New York trust registered under the 1940 Act as an open-end management investment company;

     WHEREAS, Boston Management and Research, a wholly owned subsidiary of Eaton Vance Management, serves as investment adviser to Small-Cap Portfolio;

     WHEREAS, Growth Trust desires to provide for the reorganization of EV Fund through the acquisition by AC Fund of substantially all of the assets of EV Fund in exchange for AC Fund Shares in the manner set forth herein and AC Fund's assumption of all of the liabilities of EV Fund; and

     WHEREAS, it is intended that the reorganization described in this Agreement shall be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the "Code");

     NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1.   DEFINITIONS

     1.1  The term "1933 ACT" shall mean the Securities Act of 1933, as amended.

     1.2 The term "1934 ACT" shall mean the Securities Exchange Act of 1934, as amended.

     1.3  The  term   "AGREEMENT"   shall  mean  this   Agreement  and  Plan  of
          Reorganization.

     1.4 The term "ASSUMED LIABILITIES" shall mean all liabilities, expenses, costs, charges, receivables and payables of EV Fund as of the Close of Trading on the New York Stock Exchange on the Valuation Date.

     1.5 The term "BUSINESS DAY" shall mean any day that is not a Saturday or Sunday and that the New York Stock Exchange is open.

     1.6 The term "CLOSE OF TRADING ON THE NYSE" shall mean the close of regular trading, which is usually 4:00 p.m. Eastern time.

     1.7  The  term  "CLOSING"   shall  mean  the  closing  of  the  transaction
          contemplated by this Agreement.

     1.8 The term "CLOSING DATE" shall mean the first Monday following receipt of all necessary regulatory approvals or such other date as may be agreed by the parties on which the Closing is to take place.

     1.9  The  term   "COMMISSION"   shall  mean  the  Securities  and  Exchange
          Commission.

     1.10 The term "CUSTODIAN" shall mean Investors Bank & Trust Company.

     1.11 The term "DELIVERY  DATE" shall mean the date  contemplated by Section
          3.3 of this Agreement.

     1.12 The term "INFORMATION STATEMENT" shall mean the combined prospectus and information statement furnished to the EV Fund shareholders in connection with this transaction.

     1.13 The term "GROWTH TRUST N-1A" shall mean the registration statement, as amended, on Form N-1A of Growth Trust with respect to the Funds in effect on the date hereof or on the Closing Date, as the context may require.

     1.14 The term "GROWTH TRUST N-14" shall mean Growth Trust's registration statement on Form N-14, as may be amended, that describes the transactions contemplated by this Agreement and registers the AC Fund Shares to be issued in connection with the transactions.

     1.15 The term "NYSE" shall mean the New York Stock Exchange.

     1.16 The term "VALUATION DATE" shall mean the Business Day preceding the Closing Date.

2.   TRANSFER AND EXCHANGE OF ASSETS

     2.1 TRANSFER OF ASSETS OF EV FUND. At the Closing, Growth Trust shall transfer all of the assets of EV Fund and assign all Assumed Liabilities to AC Fund, and AC Fund shall acquire such assets and shall assume such Assumed Liabilities upon delivery by AC Fund to EV Fund on the Closing Date of AC Fund Shares (including, if applicable, fractional shares) having an aggregate net asset value equal to the value of the assets so transferred, assigned and delivered, less the Assumed Liabilities, all determined and adjusted as provided in
          Section 2.2. Upon delivery of the assets, AC Fund will receive good and marketable title thereto free and clear of all liens.

     2.2 COMPUTATION OF NET ASSET VALUE. The net asset value per share of the AC Fund Shares and the net value of the assets of EV Fund subject to this Agreement shall, in each case, be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date. The net asset value of the AC Fund Shares shall be computed in the manner set forth in the Growth Trust Form N-1A.

          In determining the value of the assets transferred by EV Fund to AC Fund, such assets shall be priced in accordance with the policies and procedures described in the Growth Trust N-1A. All such computations shall be subject to review, in the discretion of Growth Trust's Treasurer, by Deloitte & Touche LLP, Growth Trust's auditors.

3.   CLOSING DATE, VALUATION DATE AND DELIVERY

     3.1 CLOSING DATE. The Closing shall be at the offices of Eaton Vance Management, The Eaton Vance Building, 255 State Street, Boston, MA 02109 immediately prior to the opening of Eaton Vance's business on the Closing Date. All acts taking place at Closing shall be deemed to take place simultaneously as of 9:00 a.m. Eastern time on the Closing Date unless otherwise agreed in writing by the parties.

     3.2 VALUATION DATE. Pursuant to Section 2.2, the net value of the assets of EV Fund and the net asset value per share of AC Fund Shares shall be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date. The stock transfer books of Growth Trust with respect to EV Fund will be permanently closed, and sales of EV Fund Shares shall be suspended, as of the close of business of Growth Trust on the Valuation Date. Redemption requests thereafter received by Growth Trust with respect to EV Fund shall be deemed to be redemption requests for AC Fund Shares to be distributed to shareholders of EV Fund under this
          Agreement provided that the transactions contemplated by this Agreement are consummated.

          In the event that trading on the NYSE or on another exchange or market on which securities held by Small-Cap Portfolio shall be disrupted on the Valuation Date so that, in the judgment of Growth Trust, accurate appraisal of the net assets of EV Fund to be transferred hereunder or the assets of AC Fund is impracticable, the Valuation Date shall be postponed until the first Business Day after the day on which trading on such exchange or in such market shall, in the judgment of Growth Trust, have been resumed without disruption. In such event, the Closing Date shall be postponed until one Business Day after the Valuation Date.

     3.3 DELIVERY OF ASSETS. After the close of business on the Valuation Date, Growth Trust shall issue instructions providing for the delivery of all assets of EV Fund to the Custodian to be held for the account of AC Fund, effective as of the Closing.

4.   EV FUND DISTRIBUTIONS AND TERMINATION

     As soon as reasonably practicable after the Closing Date, Growth Trust shall pay or make provisions for the payment of the remaining debts and taxes, if any, of EV Fund and distribute all remaining assets, if any, to shareholders of EV Fund, and EV Fund shall thereafter be terminated under Massachusetts law.

     At, or as soon as may be practicable following the Closing Date, Growth Trust on behalf of EV Fund shall distribute the AC Fund Shares it received from the AC Fund to the shareholders of the EV Fund and shall instruct AC Fund as to the amount of the pro rata interest of each of EV Fund's shareholders as of the close of business on the Valuation Date (such shareholders to be certified as such by the transfer agent for Growth Trust), to be registered on the books of AC Fund, in full and fractional AC Fund Shares, in the name of each such shareholder, and AC Fund agrees promptly to transfer the AC Fund Shares then credited to the account of EV Fund on the books of AC Fund to open accounts on the share records of AC Fund in the names of EV Fund shareholders in accordance with said instruction. All issued and outstanding EV Fund Shares shall thereupon be canceled on the books of Growth Trust. AC Fund shall have no obligation to inquire as to the correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct. As soon as reasonably practicable, but in all events within six months after the Closing Date, the status of EV Fund as a designated series of shares of Growth Trust shall be terminated, provided, however, that such termination shall not be required if this reorganization is not consummated.

5.   LIABILITIES AND EXPENSES

     AC Fund shall acquire all liabilities of EV Fund, whether known or unknown, or contingent or determined existing as of the Closing Date. Growth Trust will discharge all known liabilities of EV Fund, so far as may be possible, prior to the Closing Date. EV Fund and AC Fund shall bear their respective expenses, in connection with carrying out this Agreement.

6.   SMALL-CAP PORTFOLIO'S REPRESENTATIONS AND WARRANTIES

     The Small-Cap Portfolio hereby represents, warrants and agrees as follows:

     6.1 LEGAL EXISTENCE. The Portfolio is a trust duly organized and validly existing under the laws of the State of New York.

     6.2 REGISTRATION UNDER 1940 ACT. The Portfolio is duly registered with the Commission as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

     6.3 FINANCIAL STATEMENTS. The statement of assets and liabilities, schedule of portfolio investments and related statements of operations and changes in net assets dated September 30, 2002 (audited) and March 31, 2003 (unaudited) fairly present the financial condition of the Portfolio as of said dates in conformity with generally accepted accounting principles.

     6.4 NO MATERIAL EVENTS. There are no legal, administrative or other proceedings pending, or to its knowledge, threatened against the Portfolio that would materially affect its financial condition.

     6.5 REQUISITE APPROVALS. The execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been authorized by the Portfolio's Board of Trustees by vote taken at a meeting of such Board duly called and held on October 20, 2003.

     6.6 NO MATERIAL VIOLATIONS. The Portfolio is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of its Declaration of Trust or By-Laws, as each may be amended, or of any agreement, indenture, instrument, contract, lease or other undertaking to which it is a party or by which it is bound.

     6.7 TAXES AND RELATED FILINGS. Except where failure to do so would not have a material adverse effect on the Portfolio, the Portfolio has filed and will file or obtain valid extensions of filing dates for all required federal, state and local tax returns and reports for all taxable years through and including the taxable year ended September 30, 2003 and no such filings or reports are currently being audited or contested by the Internal Revenue Service or state or local taxing authority and all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable have been paid or will be paid, so far as due. The Portfolio is classified as a partnership for federal tax purposes, has qualified as such for each taxable year of its operations, and will qualify as such as of the Closing Date.

     6.8 GOOD AND MARKETABLE TITLE. On the Closing Date, the Portfolio will have good and marketable title to its assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever.

     6.9 BOOKS AND RECORDS. The Portfolio has maintained all records required under Section 31 of the 1940 Act and rules thereunder.

7.   GROWTH TRUST'S REPRESENTATIONS AND WARRANTIES

     Growth Trust, on behalf of each of EV Fund and AC Fund, hereby represents, warrants and agrees as follows:

     7.1 LEGAL EXISTENCE. Growth Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts. Each of EV Fund and AC Fund is a validly existing series of Growth Trust. Growth Trust is authorized to issue an unlimited number of shares of beneficial interest of AC Fund.

     7.2 REGISTRATION UNDER 1940 ACT. Growth Trust is duly registered as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

     7.3 FINANCIAL STATEMENTS. The statement of assets and liabilities and the schedule of portfolio investments and the related statements of operations and changes in net assets of EV Fund and AC Fund dated September 30, 2002 (audited) and March 31, 2003 (unaudited), fairly present the financial condition of EV Fund and AC Fund as of said dates in conformity with generally accepted accounting principles and there have been no material adverse changes since the dates thereof.

     7.4 NO CONTINGENT LIABILITIES. There are no known contingent liabilities of EV Fund or AC Fund not disclosed and there are no legal, administrative or other proceedings pending, or to the knowledge of Growth Trust, threatened, against either of EV Fund or AC Fund that would materially affect its financial condition.

     7.5 REQUISITE APPROVALS. The execution and delivery of this Agreement and the consummation of the transactions contemplated herein, have been authorized by the Board of Trustees of Growth Trust by vote taken at a meeting of such Board duly called and held on October 20, 2003. No approval of the shareholders of either Fund is required in connection with this Agreement or the transactions contemplated hereby. The Agreement has been executed and delivered by a duly authorized officer of Growth Trust and is a valid and legally binding obligation of each of AC Fund and EV Fund enforceable in accordance with its terms.

     7.6 NO MATERIAL VIOLATIONS. Growth Trust is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of its Declaration of Trust or By-Laws, as each may be amended, or of any agreement, indenture, instrument, contract, lease or other undertaking to which Growth Trust is a party or by which it is bound.

     7.7 TAXES AND RELATED FILINGS. Except where failure to do so would not have a material adverse effect on EV Fund or AC Fund (i) each of EV Fund and AC Fund has filed or will file (or has obtained valid extensions of filing dates for) all required federal, state and local tax returns and reports for all taxable years through the taxable year ended September 30, 2003 and no such filings are currently being audited or contested by the Internal Revenue Service or state or local taxing authority; and (ii) all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable pursuant to such returns have been paid or will be paid, so far as due. Each of EV Fund and AC Fund has elected to be treated as a "regulated investment company" under Section 851 and 852 of the Code, has qualified as such for each taxable year of its operations and will qualify as such as of the Closing Date.

     7.8 GROWTH TRUST N-1A NOT MISLEADING. The Growth Trust N-1A conforms on the date of the Agreement, and will conform on the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

8.   CONDITIONS PRECEDENT TO CLOSING

     The obligations of the parties hereto shall be conditioned on the following:

     8.1 REPRESENTATIONS AND WARRANTIES. The representations and warranties of the parties made herein will be true and correct as of the date of this Agreement and on the Closing Date.

     8.2 PENDING OR THREATENED PROCEEDINGS. On the Closing Date, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3 REGISTRATION STATEMENT. The Growth Trust N-14 shall have become effective under the 1933 Act; no stop orders suspending the effectiveness of such Growth Trust N-14 shall have been issued; and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The Information Statement shall have been delivered to each shareholder of record of EV's Fund in accordance with the provisions of applicable law.

     8.4 DECLARATION OF DIVIDEND. Growth Trust shall have declared a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to EV Fund shareholders all of EV Fund's investment company taxable income (as defined in Section 852 of the Code) (computed without regard to any deduction for dividends paid) for the final taxable period of EV Fund, all of its net capital gain realized in the final taxable period of EV Fund (after reduction for any capital loss carryforward) and all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the final taxable period of EV Fund.

     8.5  STATE SECURITIES LAWS. The parties shall have received all permits and
          other   authorizations   necessary  under  state  securities  laws  to
          consummate the transactions contemplated herein.

     8.6 PERFORMANCE OF COVENANTS. Each party shall have performed and complied in all material respects with each of the agreements and covenants required by this Agreement to be performed or complied with by each such party prior to or at the Valuation Date and the Closing Date.

     8.7  DUE DILIGENCE.  Growth Trust shall have had reasonable  opportunity to
          have  its  officers  and  agents   review  the  records  of  Small-Cap
          Portfolio.

     8.8 NO MATERIAL ADVERSE CHANGE. From the date of this Agreement, through the Closing Date, there shall not have been:

          (1) any change in the business, results of operations, assets or financial condition or the manner of conducting the business of EV Fund or AC Fund (other than changes in the ordinary course of its business, including, without limitation, dividends and distributions in the ordinary course and changes in the net asset value per share) which has had a material adverse effect on such business, results of operations, assets or financial condition, except in all instances as set forth in the financial statements;

          (2) any loss (whether or not covered by insurance) suffered by EV Fund or AC Fund materially and adversely affecting EV Fund or AC Fund, other than depreciation of securities;

          (3) issued by Growth Trust to any person any option to purchase or other right to acquire shares of any class of EV Fund or AC Fund Shares (other than in the ordinary course of Growth Trust's business as an open-end management investment company);

          (4) any indebtedness incurred by Small-Cap Portfolio for borrowed money or any commitment to borrow money entered into by Small-Cap Portfolio except as permitted in Growth Trust N-1A and disclosed in financial statements required to be provided under this Agreement;

          (5) any amendment to the Declaration of Trust or By-Laws of Growth Trust that will adversely affect the ability of Growth Trust to comply with the terms of this Agreement; or

          (6) any grant or imposition of any lien, claim, charge or encumbrance upon any asset of Small-Cap Portfolio except as provided in the Growth Trust N-1A so long as it will not prevent Growth Trust from complying with Section 7.8.

     8.11 LAWFUL SALE OF SHARES. On the Closing Date, AC Fund Shares to be issued pursuant to Section 2.1 of this Agreement will be duly authorized, duly and validly issued and outstanding, and fully paid and non-assessable by Growth Trust, and conform in all substantial respects to the description thereof contained in the Growth Trust N-14 and Information Statement furnished to the EV Fund shareholders, and the AC Fund Shares to be issued pursuant to paragraph 2.1 of this Agreement will be duly registered under the 1933 Act by the Growth Trust N-14 and will be offered and sold in compliance with all applicable state securities laws.

     8.12 DOCUMENTATION AND OTHER ACTIONS. Growth Trust shall have executed such documents and shall have taken such other actions, if any, as reasonable requested to fully effectuate the transactions contemplated hereby.

9.   ADDRESSES

     All notices required or permitted to be given under this Agreement shall be given in writing to Eaton Vance Growth Trust, The Eaton Vance Building, 255 State Street, Boston, MA 02109 (Attention: Secretary), or at such other place as shall be specified in written notice given by either party to the other party to this Agreement and shall be validly given if mailed by first-class mail, postage prepaid.

10.  TERMINATION

     This Agreement may be terminated by either party upon the giving of written notice to the other, if any of the representations, warranties or conditions specified in Section 6, 7 or 8 hereof have not been performed or do not exist on or before January 30, 2004. In the event of termination of this Agreement pursuant to this provision, neither party (nor its officers, Trustees or shareholders) shall have any liability to the other.

11.  MISCELLANEOUS

     This Agreement shall be governed by, construed and enforced in accordance with the laws of the Commonwealth of Massachusetts. Growth Trust represents that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein. Growth Trust represents that this Agreement constitutes the entire agreement between the parties as to the subject matter hereof. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. This Agreement shall be executed in any number of counterparts, each of which shall be deemed an original. Whenever used herein, the use of any gender shall include all genders. In the event that any provision of this Agreement is unenforceable at law or in equity, the remainder of the Agreement shall remain in full force and effect.

12.  PUBLICITY

     Any announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as Growth Trust shall determine.

13.  AMENDMENTS

     At any time (i) the parties hereto may, by written agreement and without shareholder approval, amend any of the provisions of this Agreement, and
     (ii) either party may waive without such approval any default by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing). The failure of a party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

14.  MASSACHUSETTS BUSINESS TRUST

     References in this Agreement to Growth Trust mean and refer to the Trustees, from time to time serving under its Declarations of Trust on file with the Secretary of the Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which they conduct their businesses. It is expressly agreed that the obligations of Growth Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but bind only the trust property of the Trust as provided in said Declaration of Trust. The execution and delivery of this Agreement has been authorized by the respective trustees and signed by an authorized officer of Growth Trust, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officer shall be deemed to have been made by any of them, but shall bind only the trust property of the Trust as provided in such Declaration of Trust. No series of Growth Trust shall be liable for the obligations of any other series.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed and its seal affixed hereto by their officers thereunto duly authorized, as of the day and year first above written.

ATTEST:                                    EATON VANCE GROWTH TRUST
                                           (on behalf of Eaton Vance Small-Cap
                                           Fund)


                                           By:
------------------------                        ------------------------
Secretary                                       President


                                           EATON VANCE GROWTH TRUST
                                           (on behalf of Atlanta Capital
                                           Small-Cap Fund)


                                           By:
------------------------                        ------------------------
Secretary                                       President


                                           SMALL-CAP PORTFOLIO


                                           By:
------------------------                        ------------------------
Secretary                                       President
                                                (For purposes of Section 6 only)

                                   APPENDIX B
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

               (FROM ATLANTA CAPITAL SMALL-CAP FUND ANNUAL REPORT
                   TO SHAREHOLDERS DATED SEPTEMBER 30, 2002)

                         EVAC FUND PORTFOLIO COMMENTARY
                         -------------------------------

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002
================================================================================
M A N A G E M E N T  D I S C U S S I O N
================================================================================
AN INTERVIEW WITH ATLANTA CAPITAL MANAGEMENT'S               [PHOTO OF MARSHALL,
PAUL J. MARSHALL, VICE PRESIDENT AND DIRECTOR OF              HACKNEY AND REED]
RESEARCH; WILLIAM R. HACKNEY, III, MANAGING PARTNER;
AND CHARLES B. REED, VICE PRESIDENT, WHO COMPRISE THE
INVESTMENT TEAM MANAGING SMALL-CAP PORTFOLIO

Q: How would you summarize the Fund's performance for the period ended September 30, 2002?

A: Mr. Reed: Small capitalization stocks, like stocks in most equity market segments, posted sharp declines during the past six months. For the three months ending September 30th, there was literally no place to hide in the stock market: all economic sectors of the market posted losses and the popular market indexes, such as the Dow Jones Industrial Average and the Nasdaq Composite, hit multi-year lows.* Tension over the possibility of a war with Iraq and the continuing news about corporate scandals made investors quite nervous.

     Despite all the bad headlines, the Portfolio performed well relative to its benchmark, the Russell 2000 Index, which had a return of -28.62% for the period from April 30, 2002, to September 30, 2002.* We believe that our philosophy of investing in a broadly diversified list of quality small companies helped insulate the Portfolio from the worst of the decline.

FIVE LARGEST INDUSTRY POSITIONS+
--------------------------------------------
By total net assets

--------------------------------------------
Banks                                   8.9%
--------------------------------------------
Applications Software                   7.9%
--------------------------------------------
Electronic Equiment & Instruments       4.9%
--------------------------------------------
Insurance - Property & Casulty          4.3%
--------------------------------------------
Health Care - Supplies                  3.7%
--------------------------------------------
+ Industry positions subject to change due to active management.

Q: Would you expand more on the types of stocks that are included in the Portfolio?

A: Mr. Marshall: The Portfolio invests in companies that have a market capitalization within the range of companies comprising the Russell 2000 Index,* one of the most widely recognized small capitalization stock indexes. In selecting stocks, we emphasize common stocks of quality small companies that are considered to trade at attractive valuations relative to the company's earnings or cash flow per share. We analyze a company's financial statements and use "financial quality ratings" provided by nationally recognized rating services to assess a company's quality. We seek stocks of companies that we believe are capable of sustaining consistent earnings growth while maintaining a strong financial condition. We employ rigorous fundamental analysis of a company's financial trends, products, and services, as well as other factors, including a company's competitive advantage or catalysts for growth, in considering stocks for the Portfolio.

Q: What factors contributed to the Fund's favorable performance relative to its benchmark, the Russell 2000 Index?*

A: Mr. Hackney: We try to add value through stock selection, not sector weighting, so stock selection will always be a key determinant of the Fund's performance relative to the benchmark. The Portfolio is generally sector neutral to the Russell 2000 Index; that is to say, its investments in a particular economic sector are roughly equivalent to that sector's weight in the benchmark, within two or three percentage points. However, our goals are to be broadly diversified across the economy and to focus on stock selection, not overweighting or underweighting economic sectors relative to the Index.

* It is not possible to invest directly in an Index.

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002
================================================================================
M A N A G E M E N T  D I S C U S S I O N
================================================================================

     In recent months, the best performing stocks held by the Portfolio have been found within the consumer, health care, and financial services sectors. This included stocks like Cox Radio, an owner-operator of radio stations; Church & Dwight of Arm & Hammer baking soda fame; ICU Medical, a maker of disposable medial connection systems for intravenous therapy, and Texas Regional Bancshares.

     It should come as no surprise that many of the Portfolio's technology holdings declined sharply in price over the past few months. We were active in the technology sector recently - in some cases, taking advantage of the extreme price volatility to add to positions and, in other cases, eliminating positions entirely. For example, in the three months ended September 30, we used price weakness to add to positions in National Instruments and Manhattan Associates. In each case, we believe these companies have attractive long-term growth prospects. On the other hand, we eliminated three tech holdings from the Portfolio during the same period:
     CTS Corporation, Dupont Photomasks, and Helix Technology.

Q:   Small-capitalization   stocks   have   generally   performed   well  versus
     large-capitalization stocks over the past two and one-half years. Do you see this continuting?

A: Mr. Reed: Since the spring of 2000, the Russell 2000 Index has performed very well relative to large capitalization stocks, as measured by the S&P 500 Index or the Dow Jones Industrial Average.* We believe that there are still many attractive investment opportunities in the small-cap market, but we doubt the performance gap between large- and small-cap stocks will be as wide in the future as it was in recent years. On September 30th, the stocks in the Portfolio were priced at an average of 17.2 times our estimate of 2002 earnings per share and at an average of 9.9 times our estimate of cash flow. These valuation measures, in our opinion, are very attractive, given the current low levels of interest rates and inflation and the prospects for an economic recovery.

     We believe that a small-cap allocation is one of the basic building blocks of a well-balanced, long-term portfolio. Generally speaking, because their growth possibilities are by definition greater than those of larger companies, small companies have the potential to produce higher returns. Of course, stocks of small companies tend to be more volatile, but small companies are often more flexible than more established companies and can implement change more quickly, adapting to new economic conditions. Furthermore, small company growth opportunities are often greatest during the early stages of an economic rebound.

Q:   What are some of the recent additions to the Portfolio?

A:   Mr.  Marshall:  In the financial  services  sector,  two stocks were added:
     Arthur J. Gallagher, an insurance brokerage firm that stands to benefit from rising property/casualty insurance premiums, and City National Bank Group, which is located in Beverly Hills, California, and is the largest independent bank in the state. In the health care sector, we added Diagnostic Products, which makes machines and kits for diagnostic testing, and Young Innovations, a leading dental supply manufacturer. The fifth stock we added was Polaris Industries, which manufactures snowmobiles, all-terrain vehicles, personal watercraft, and motorcycles. We believe that each of these companies has a solid balance sheet, a strong competitive position in its respective industry and, perhaps most important, growing earnings. We used the sharp market sell-off in July-September to establish positions in these five companies.

* It is not possible to invest directly in an Index.

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002
================================================================================
M A N A G E M E N T  D I S C U S S I O N
================================================================================

Q:   What is your outlook for the economy and the markets in the months ahead?

A: Mr. Hackney: We believe that the economy is not as weak as the news headlines suggest. In the first half of 2002, real Gross Domestic Product
     (GDP) grew about 2.5% and we forecast somewhat stronger growth for the balance of the year and for 2003. Capital spending is sluggish, but consumer spending continues to expand, thanks to growth in real disposable income and an upturn in employment. The recent wave of mortgage refinancing suggests to us that the Christmas selling season may be much better than many analysts predict. The bottom line on the economy is that, since hitting lows in December of last year, it has embarked on a recovery that has been mild, but it's been a recovery nonetheless.

     As for the stock market, the past 12 months have been very unusual. The stock market historically has bottomed and then rebounded three to six months before the economy does. That didn't happen this time. We think a stronger stock market is long overdue. Interest rates are relatively low. The economy is in a recovery mode. Federal Reserve policy is accommodative. Stock prices have declined sharply over the last 30 months. And the recent volatility in stock prices suggests to us that many investors, both individual and institutional, have "thrown in the towel" on equities. These are the typical ingredients of a major low point in stock prices. So we are optimistic about the market and the economy.

Q: Do you anticipate any significant changes in the way you invest the Portfolio?

A: Mr. Hackney: We are long-term investors, not short-term traders, so we generally don't make significant portfolio changes in reaction to near-term volatility in the economy or the stock market. However, we do take advantage of extreme price volatility to add to, or to trim back, positions in various stocks. We believe our current investment strategy and stock selection process will produce competitive results over the long-term.

* It is not possible to invest directly in an Index.

ATLANTA CAPITAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2002
================================================================================
P E R F O R M A N C E
================================================================================

[CHART]

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
       ATLANTA CAPITAL SMALL-CAP FUND CLASS I VS. THE RUSSELL 2000 INDEX*
                       APRIL 30, 2002 - SEPTEMBER 30, 2002

                        ------  Russell 2000 Index
                        ______  Atlanta Capital Small-Cap Fund, Class I


             ATLANTA CAPITAL       FUND              RUSSELL
               SMALL-CAP        VALUE WITH            2000
  DATE       FUND - CLASS I     SALES CHARGE          INDEX
-------------------------------------------------------------------
4/30/2002       $10,000             N/A              $10,000
5/31/2002        $9,810                               $9,556
6/30/2002        $9,280                               $9,082
7/31/2002        $8,250                               $7,710
8/31/2002        $8,380                               $7,691
9/30/2002        $7,710                               $7,138


[CHART]

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
       ATLANTA CAPITAL SMALL-CAP FUND CLASS R VS. THE RUSSELL 2000 INDEX*
                       APRIL 30, 2002 - SEPTEMBER 30, 2002

                        ------  Russell 2000 Index
                        ______  Atlanta Capital Small-Cap Fund, Class R


             ATLANTA CAPITAL       FUND              RUSSELL
                SMALL-CAP       VALUE WITH            2000
  DATE       FUND - CLASS R     SALES CHARGE          INDEX
-------------------------------------------------------------------
4/30/2002       $10,000             N/A              $10,000
5/31/2002        $9,800                               $9,556
6/30/2002        $9,270                               $9,082
7/31/2002        $8,240                               $7,710
8/31/2002        $8,370                               $7,691
9/30/2002        $7,700                               $7,138


PERFORMANCE**                                         CLASS I        CLASS R
--------------------------------------------------------------------------------
CUMULATIVE TOTAL RETURNS (AT NET ASSET VALUE)
--------------------------------------------------------------------------------
Life of Fund+                                         -22.90%        -23.00%

+    Inception Dates - Class I: 4/30/02; Class R: 4/30/02

*    Source: TowersData, Bethesda, MD. Investment operations commenced 4/30/02.

     The chart compares the Fund's total return with that of the Russell 2000, a market capitalization weighted index of 2,000 small company stocks. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund's Class I and Class R shares and in the Russell 2000 Index. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                            EATON VANCE GROWTH TRUST
                   EATON VANCE-ATLANTA CAPITAL SMALL-CAP FUND

                            THE EATON VANCE BUILDING
                                255 STATE STREET
                           BOSTON, MASSACHUSETTS 02109

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 20, 2003

     This Statement of Additional Information ("SAI") relates specifically to the reorganization of Eaton Vance Small-Cap Fund ("EV Fund") into Eaton Vance-Atlanta Capital Small-Cap Fund ("EVAC Fund"), whereby EV Fund will transfer substantially all of its assets to EVAC Fund, and shareholders in EV Fund will receive shares of EVAC Fund, in exchange for their shares of EV Fund. This SAI consists of the information set forth herein and the following described documents, each of which is incorporated by reference herein (legally forms a part of the SAI):

     (1) The audited financial statements of (a) EV Fund included in the Annual Report to Shareholders of the Fund for the fiscal year ended September 30, 2002, previously filed on EDGAR, Accession Number 0001047469-02-005692 and (b) EVAC Fund included in the Annual Report to Shareholders of the Fund for the fiscal year ended September 30, 2002, previously filed on EDGAR, Accession Number 0001047469-02-005690.

     (2) The unaudited financial statements of (a) EV Fund included in the Semiannual Report to Shareholders of the Fund for the six-months ended March 31, 2003, previously filed on EDGAR, Accession Number 0001047469-03-020166 and (b) EVAC Fund included in the Semiannual Report to Shareholders of the Fund for the six-months ended March 31, 2003, previously filed on EDGAR, Accession Number 0001047469-03-020167.

     (3)  The Statement of Additional  Information of EVAC Fund,  dated November
          19,  2003,    previously    filed   on   EDGAR,    Accession    Number
          0000940394-03-001072.

     (4)  The Statement of Additional  Information of EV Fund, dated February 1,
          2003,     previously     filed    on    EDGAR,     Accession    Number
          0000940394-03-000025.

This SAI is not a prospectus and should be read only in conjunction with the Prospectus and Information Statement dated November 20, 2003 relating to the above-referenced matter. A copy of the Prospectus and Information Statement may be obtained by calling Eaton Vance Distributors, Inc. at (800) 225-6265.

AVERAGE ANNUAL TOTAL RETURN INFORMATION

     Because Class A of EVAC Fund only recently commenced operations, there is no performance for that class. The tables below show the average annual total return (both before and after taxes) for Class R of EVAC Fund and EV Fund for the period ended March 31, 2003. Class R share returns including maximum sales charge reflect the sales charge applicable to Class A. The performance of both Funds reflects expense subsidies. Absent such subsidies, the returns would be lower. Each Fund commenced operations on April 30, 2002.

                                    EVAC FUND

                                                                       Life of
Class R                                                                  Fund
--------------------------------------------------------------------------------
Before Taxes and Excluding Maximum Sales Charge                        -23.30%
Before Taxes and Including Maximum Sales Charge                        -23.30%
After Taxes on Distributions and Excluding
  Maximum Sales Charge                                                 -23.30%
After Taxes on Distributions and Including
  Maximum Sales Charge                                                 -23.30%
After Taxes on Distributions and Redemptions
  and Excluding Maximum Sales Charge                                   -15.15%
After Taxes on Distributions and Redemptions
  and Including Maximum Sales Charge                                   -15.15%


                                     EV FUND

                                                                       Life of
                                                                         Fund
--------------------------------------------------------------------------------
Before Taxes and Excluding Maximum Sales Charge                        -23.70%
Before Taxes and Including Maximum Sales Charge                        -28.09%
After Taxes on Distributions and Excluding Maximum Sales Charge        -23.70%
After Taxes on Distributions and Including Maximum Sales Charge        -28.09%
After Taxes on Distributions and Redemptions and Excluding
  Maximum Sales Charge                                                 -15.41%
After Taxes on Distributions and Redemptions and Including
  Maximum Sales Charge                                                 -18.26%


PRO FORMA FINANCIAL STATEMENTS

     The following pro forma combining financial statements are intended to show the financial condition and related results of operations resulting from the proposed merger of EV Fund with EVAC Fund as if the merger occurred on the dates presented. Please see the accompanying notes for additional information about the pro forma financial statements.

Pro Forma Combined
Statement of Assets and Liabilities (Unaudited)
March 31, 2003

                                                                                        Pro Forma                Pro Forma
                                                 EVAC Fund            EV Fund          Adjustments             Combined Fund
                                              ----------------    ----------------    ---------------          ---------------
ASSETS

Investment in Portfolio, at cost                   $7,732,562          $4,840,978                                 $12,573,540
                                              ----------------    ----------------    ---------------          ---------------

Investment in Portfolio, at value                  $7,518,726          $4,362,814                                 $11,881,540
Receivable for Fund shares sold                         9,225              16,978                                      26,203
Receivable from the Administrator                         491              19,870            (9,880)                   10,481
                                              ----------------    ----------------    ---------------          ---------------
  Total assets                                     $7,528,442          $4,399,662           $(9,880)              $11,918,224
                                              ----------------    ----------------    ---------------          ---------------

LIABILITIES

Payable for Fund shares redeemed                       $1,017            $290,882                                    $291,899
Other accrued expenses                                 11,691               9,637            (9,880)                   11,448
                                              ----------------    ----------------    ---------------          ---------------
  Total liabilities                                   $12,708            $300,519           $(9,880)                 $303,347
                                              ----------------    ----------------    ---------------          ---------------

NET ASSETS                                         $7,515,734          $4,099,143                 $0              $11,614,877
                                              ----------------    ----------------    ---------------          ---------------

SOURCES OF NET ASSETS

Paid in Capital                                    $8,328,800          $5,019,496                                 $13,348,296
Accumulated net realized loss from
  Portfolio (computed on identified cost)            (592,557)           (425,678)                                 (1,018,235)
Accumulated net investment loss                        (6,673)            (16,511)                                    (23,184)
Net unrealized appreciation from
  Portfolio (computed on identified cost)            (213,836)           (478,164)                                   (692,000)
                                              ----------------    ----------------    ---------------          ---------------
Total                                              $7,515,734          $4,099,143                                 $11,614,877
                                              ----------------    ----------------    ---------------          ---------------

CLASS A SHARES

                                              ----------------    ----------------    ---------------          ---------------
Net Assets                                                 $0          $4,099,143                                  $4,099,143
Shares Outstanding                                          0             537,430            (2,992)                  534,438
Net Asset Value and Redemption Price
  Per Share (net assets divided by shares
  of beneficial interest outstanding)                   $0.00               $7.63                                       $7.67
Maximum Offering Price Per Share (100
  divided by 94.25 of Net Asset Value)                  $0.00               $8.10                                       $8.14
                                              ----------------    ----------------    ---------------          ---------------

CLASS I SHARES

                                              ----------------    ----------------    ---------------          ---------------
Net Assets                                         $7,514,959                  $0                                  $7,514,959
Shares Outstanding                                    974,848                   0                  -                  974,848
Net Asset Value and Redemption Price
  Per Share (net assets divided by shares
  of beneficial interest outstanding)                   $7.71               $0.00                                       $7.71
                                              ----------------    ----------------    ---------------          ---------------

CLASS R SHARES

                                              ----------------    ----------------    ---------------          ---------------
Net Assets                                               $775                  $0                                        $775
Shares Outstanding                                        101                   0                  -                      101
Net Asset Value and Redemption Price
  Per Share (net assets divided by shares
  of beneficial interest outstanding)                   $7.67               $0.00                                       $7.67

                                              ----------------    ----------------    ---------------          ---------------

                                       3

Pro Forma Combined
Statement of Operations (Unaudited)
For the six months ended March 31, 2003
                                                                                            Pro                        Pro Forma
                                                     EVAC               EV                 Forma                       Combined
                                                     Fund              Fund             Adjustments                      Fund
                                              ---------------- -----------------   ------------------            ------------------
INVESTMENT INCOME
Investment Income:
  Dividends allocated from Portfolio                $41,976          $33,510                                             $75,486
  Interest allocated from Portfolio                     804              635                                               1,439
  Expenses allocated from Portfolio                 (27,594)         (21,941)                                            (49,535)
                                              ---------------- -----------------                                 ------------------
Net investment income from Portfolio                $15,186          $12,204                                             $27,390
Expenses:
  Administration fee                                     $0           $4,342              $(4,342)     Note 3a                $0
  Trustees' fees and expenses                            93               93                  (93)     Note 3b                93
  Distribution and service fees
   Class A                                                -            7,237                                               7,237
   Class R                                                2                -                                                   2
  Registration fees                                   5,536           24,615                     -                        30,151
  Transfer agent fees                                 1,390            1,647                                               3,037
  Printing and postage                                2,366            3,632               (3,159)     Note 3c             2,839
  Legal and accounting services                       5,545            4,144               (3,943)     Note 3b             5,746
  Custodian fee                                       6,508            6,125               (6,125)     Note 3b             6,508
  Miscellaneous                                         910            1,092                 (910)     Note 3c             1,092
                                              ---------------- -----------------   ------------------            ------------------
Total expenses                                      $22,350          $52,927             $(18,572)                       $56,705

Deduct-
  Reduction of administration fee                        $0          $(4,342)               4,342                             $0
  Preliminary allocation of expenses
  to the Administrator
                                                      $(491)        $(19,870)              $9,880                       $(10,481)
                                              ---------------- -----------------   ------------------            ------------------
Total expense reductions                              $(491)        $(24,212)             $14,222                       $(10,481)
Net expenses                                        $21,859          $28,715              $(4,350)                       $46,224
Net investment income (loss)                        $(6,673)        $(16,511)              $4,350                       $(18,834)


REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss)
  Investment transactions (identified
  cost basis)                                     $(475,644)       $(329,261)                                          $(804,905)
                                              ---------------- -----------------                                 ------------------
Net realized gain (loss)                          $(475,644)       $(329,261)                                          $(804,905)

  Change in unrealized appreciation
  (depreciation)
  Investment transactions (identified
  cost basis)                                      $440,889         $301,236                                            $742,125
                                              ---------------- -----------------                                 ------------------
Net change in unrealized appreciation              $440,889         $301,236                                            $742,125
  (depreciation)

Net realized and unrealized gain (loss)            $(34,755)        $(28,025)                                           $(62,780)
Net increase (decrease) in net assets from
operations                                         $(41,428)        $(44,536)              $4,350                       $(81,614)

                                       4

Pro Forma Combined
Statement of Operations
For the period from the start of business April 30, 2002 to September 30, 2002
                                                                                            Pro                        Pro Forma
                                                   EVAC                  EV                Forma                       Combined
                                                   Fund                 Fund             Adjustments                     Fund
                                            ------------------   --------------------   --------------             -----------------

INVESTMENT INCOME

Investment Income:
  Dividends allocated from Portfolio            $32,798               $13,559                                           $46,357
  Interest allocated from Portfolio               1,230                   528                                             1,758
  Expenses allocated from Portfolio             (30,434)               (8,976)                                          (39,410)
                                             -----------------    ------------------                               -----------------
Net investment loss from Portfolio               $3,594                $5,111                                            $8,705

Expenses:
  Administration fee                                 $0                $1,960             $(1,960)     Note 3a                $0
  Trustees' fees and expenses                         -                     -                    -                             -
  Distribution and service fees
    Class A                                           -                 3,267                                              3,267
    Class R                                           2                     -                                                  2
  Registration fees                               5,642                14,973                    -                        20,615
  Transfer agent fees                               826                   538                                              1,364
  Printing and postage                            2,277                 2,905              (2,450)     Note 3c             2,732
  Legal and accounting services                  13,993                 8,155              (6,700)     Note 3b            15,448
  Custodian fee                                   2,635                 2,635              (2,635)     Note 3b             2,635
  Miscellaneous                                   1,650                 2,227              (1,897)     Note 3c             1,980
                                           -----------------    ------------------ -------------------           -------------------
Total expenses                                  $27,025               $36,660            $(15,642)                       $48,043

Deduct-
  Reduction of administration fee                    $0               $(1,960)             $1,960                             $0
  Preliminary Allocation of expenses
    to the Administrator                       $(17,437)             $(20,810)            $11,603                       $(26,644)
                                           -----------------    ------------------ -------------------           -------------------
Total expense reductions                       $(17,437)             $(22,770)            $13,563                       $(26,644)

Net expenses                                     $9,588               $13,890             $(2,079)                       $21,399

Net investment income (loss)                    $(5,994)              $(8,779)             $2,079                       $(12,694)


REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss)
  Investment transactions (identified
  cost basis                                  $(117,060)            $(96,155)                                          $(213,215)
                                           -----------------    ----------------                                 -------------------
  Net realized loss                           $(117,060)            $(96,155)                                          $(213,215)

  Change in unrealized appreciation
  (depreciation)
  Investment transactions (identified
  cost basis)                                 $(654,725)           $(779,400)                                        $(1,434,125)
                                           -----------------    ----------------                                 -------------------

  Net change in unrealized appreciation       $(654,725)           $(779,400)
  (depreciation) $(1,434,125)

  Net realized and unrealized loss            $(771,785)           $(875,555)                                        $(1,647,340)

  Net decrease in net assets from
  operations                                  $(777,779)           $(884,334)     $2,079                             $(1,660,034)

                           EATON VANCE SMALL-CAP FUND
                              PROPOSED MERGER WITH
                   EATON VANCE-ATLANTA CAPITAL SMALL-CAP FUND


NOTES TO PROFORMA COMBINED FINANCIAL STATEMENTS (UNAUDITED)

1.  Basis of Combination

Subject to the conditions specified in the proposed Agreement and Plan of Reorganization (the "Plan"), Eaton Vance-Atlanta Capital Small-Cap Fund ("EVAC Fund") will acquire substantially all of the assets of the Eaton Vance Small-Cap Fund ("EV Fund") in exchange for shares of the EVAC Fund. This merger will be accounted for by the method of accounting for tax-free mergers of investment companies. The pro forma combined Statement of Assets and Liabilities reflects the financial position of the EVAC Fund and the EV Fund at March 31, 2003 as though the merger occurred as of that date. The pro forma combined Statement of Operations reflects the results of operations of the EVAC Fund and the EV Fund for the period from the start of business, April 30, 2002, to March 31, 2003 as though the merger occurred at the beginning of the period presented. Both the Statement of Assets and Liabilities and the Statement of Operations are presented for the information of the reader, and may not necessarily be representative of what the combined statements would have been had the acquisition occurred on March 31, 2003.

2.  Capital/Shares

The number of additional shares was calculated by dividing the net assets of the EV Fund at March 31, 2003 by the net asset value per share of the Class R shares of EVAC Fund at March 31, 2003. The pro forma combined number of shares outstanding for Class A of 534,438 consists of 534,438 shares issuable to EV Fund in the merger. The pro forma combined number of shares outstanding for Class I of 974,848 consists of 974,848 shares of the EVAC Fund outstanding at March 31, 2003. The pro forma combined number of shares outstanding for Class R of 101 consists of 101 shares of the EVAC Fund outstanding at March 31, 2003.

3.  Pro Forma Combined Operating Expenses

Certain expenses have been adjusted in the pro forma Statement of Operations to reflect the expenses of the combined entity more closely.

Pro forma operating expenses include the actual expenses of the EVAC Fund and the EV Fund adjusted for certain items which reflect management's best estimates.

a) No administration fee on the EVAC Fund.

b) No additional expense for Trustees' fees, accounting services and custodian fee as a result of the merger.

c) Based on actual costs of survivor plus 20%.

                                     PART C

                                OTHER INFORMATION


ITEM 15. INDEMNIFICATION

     No change from the information set forth in Item 25 of Form N-1A filed as Post-Effective Amendment No. 82 to the Registration Statement under the Securities Act of 1933 (File No. 002-22019) and Amendment No. 55 to the Registration Statement under the Investment Company Act of 1940 (File No. 811-1241) (Accession No. 0000940394-03-000592) filed with the Commission on July 31, 2003 (the "Registrant's N-1A"), which information is incorporated herewith by reference.

     Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering insured by reason of negligent errors and omissions committed in their capacities as such.

ITEM 16. EXHIBITS

 (1)(a) Declaration of Trust dated May 25, 1989, filed as Exhibit (1)(a) to Post-Effective Amendment No. 59 to Registrant's N-1A filed August 16, 1995 and incorporated herein by reference.

    (b) Amendment to Declaration of Trust dated August 18, 1992 filed as Exhibit (1)(b) to Post-Effective Amendment No. 59 to Registrant's N-1A filed August 16, 1995 and incorporated herein by reference.

    (c) Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(c) to Post-Effective Amendment No. 68 to Registrant's N-1A filed August 25, 1997 and incorporated herein by reference.

    (d) Amendment of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value, dated October 20, 2003 filed as Exhibit (a)(4) to Post-Effective Amendment No. 83 to Registrant's N-1A filed October 20, 2003 and incorporated herein by reference.

 (2)(a)        By-Laws filed as Exhibit (2)(a) to  Post-Effective  Amendment No.
               59 to Registrant's N-1A filed August 16, 1995 and incorporated herein by reference.

    (b)        Amendment  to By-Laws  dated  December  13, 1993 filed as Exhibit
               (2)(b) to Post-Effective Amendment No. 59 to Registrant's N-1A filed August 16, 1995 and incorporated herein by reference.

    (c) Amendment to By-Laws dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective Amendment No. 79 to Registrant's N-1A filed December 23, 2002 and incorporated herein by reference.

 (3)           Not applicable.

 (4)(a) Form of Agreement and Plan of Reorganization by and between Eaton Vance Growth Trust, on behalf of its series Eaton Vance Large-Cap Growth Fund and Atlanta Capital Large-Cap Growth Fund filed herewith.

 (4)(b) Form of Agreement and Plan of Reorganization by and between Eaton Vance Growth Trust, on behalf of its series Eaton Vance Small-Cap Fund and Atlanta Capital Small-Cap Fund filed herewith.

 (5)           Not applicable.

 (6)(a) Investment Advisory Agreement with Boston Management and Research for Atlanta Capital Intermediate Bond Fund dated December 10, 2001 filed as Exhibit (d)(1) to Post-Effective Amendment No. 78 to Registrant's N-1A filed December 21, 2001 and incorporated herein by reference.

    (b) Investment Sub-Advisory Agreement between Boston Management and Research and Atlanta Capital Management Company, LLC for Atlanta Capital Intermediate Bond Fund dated December 10, 2001 filed as Exhibit (d)(2) to Post-Effective Amendment No. 78 to Registrant's N-1A filed December 21, 2001 and incorporated herein by reference.

 (7)(a) Amended and Restated Distribution Agreement between Eaton Vance Growth Trust and Eaton Vance Distributors, Inc. effective December 10, 2001 with attached Schedule A dated December 10, 2001 filed as Exhibit (e)(1) to Post-Effective Amendment No. 77 to Registrant's N-1A filed December 20, 2001 and incorporated herein by reference.

    (b) Amended Schedule A dated October 20, 2003 to Amended and Restated Distribution Agreement effective December 10, 2001 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 83 to Registrant's N-1A filed October 20, 2003 and incorporated herein by reference.

    (c)        Selling Group Agreement  between Eaton Vance  Distributors,  Inc.
               and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

 (8) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its Independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

 (9)(a) Custodian Agreement with Investors Bank & Trust Company dated November 7, 1994 filed as Exhibit (8) to Post-Effective Amendment No. 59 to Registrant's N-1A filed August 16, 1995 and incorporated herein by reference.

    (b)        Amendment  to Custodian  Agreement  with  Investors  Bank & Trust
               Company  dated  October  23,  1995  filed as  Exhibit  (8)(b)  to
               Post-Effective Amendment No. 61 to Registrant's N-1A filed December 28, 1995 and incorporated herein by reference.

    (c) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-0000050)
               filed January 25, 1999 and incorporated herein by reference.

    (d) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit
               (g)(4) to Post-Effective Amendment No. 85 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed January 23, 2001 (Accession No. 0000940394-01-500027) and incorporated herein by reference .

    (e) Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File No. 333-32276, 811-05808, Amendment No. 5, filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

(10)(a)(1) Eaton Vance Growth Trust Class A Service Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(a) to Post-Effective Amendment No. 68 to Registrant's N-1A filed August 25, 1997 and incorporated herein by reference.

       (2) Amended Schedule A dated October 20, 2003 to Class A Service Plan filed as Exhibit (m)(1)(b) to Post-Effective Amendment No. 83 to Registrant's N-1A filed October 20, 2003 and incorporated herein by reference.

       (3) Eaton Vance Growth Trust Class A Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

    (c)(1) Eaton Vance Growth Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 68 to Registrant's N-1A filed August 25, 1997 and incorporated herein by reference.

    (d)(1) Eaton Vance Growth Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(d) to Post-Effective Amendment No. 68 to Registrant's N-1A filed August 25, 1997 and incorporated herein by reference.

    (e)(1) Eaton Vance Growth Trust Class D Distribution Plan adopted December 11, 2000 with attached Schedule A filed as Exhibit
               (m)(5) to Post-Effective Amendment No. 76 to Registrant's N-1A filed January 22, 2001 and incorporated herein by reference.

    (f)(1) Eaton Vance Growth Trust Class R Distribution Plan adopted December 10, 2001 with attached Schedule A filed as Exhibit
               (m)(6) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

       (2) Amended Schedule A adopted June 16, 2003 to Eaton Vance Growth Trust Class R Distribution Plan adopted December 10, 2001 filed as Exhibit (6)(b) to Post-Effective Amendment No. 81 filed July 9, 2003 and incorporated herein by reference.

    (g)(1) Amended and Restated Multiple Class Plan for Eaton Vance Funds dated March 17, 2003 filed as Exhibit (o)(1) to Post-Effective Amendment No. 87 of Eaton Vance Mutual Funds Trust (File Nos. 2-90946 and 811-4015) filed April 22, 2003 (Accession No.
               0000940394-03-00234) and incorporated herein by reference .

       (2) Schedule A to Amended and Restated Multiple Class Plan filed as Exhibit (o)(2) to Post-Effective Amendment No. 87 of Eaton Vance Mutual Funds Trust (File Nos. 2-90946 and 811-4015) filed April 22, 2003 (Accession No. 0000940394-03-00234) and incorporated herein by reference .

(11) Opinion and Consent of Counsel as to legality of securities being issued filed herewith.

(12) Tax Opinion of Kirkpatrick & Lockhart LLP to be filed by amendment.

(13)(a)(1) Management Contract between Eaton Vance Growth Trust (on behalf of Eaton Vance Asian Small Companies Fund, Eaton Vance Information Age Fund, Eaton Vance Greater China Growth Fund and Eaton Vance Worldwide Health Sciences Fund) and Eaton Vance Management dated June 23, 1997 filed as Exhibit (5)(a) to Post-Effective Amendment No. 68 to the Registrant's N-1A filed August 25, 1997 and incorporated herein by reference.

         (2) Amended and Restated Administrative Services Agreement between Eaton Vance Growth Trust (on behalf of certain of its series) and Eaton Vance Management dated December 10, 2001 with attached Schedule A dated December 10, 2001 filed as Exhibit (h)(2)(a) to Post-Effective Amendment No. 78 to Registrant's N-1A filed December 21, 2001 and incorporated herein by reference.

    (b) Administrative Services Agreement between Eaton Vance Growth Trust (on behalf of certain of its series) and Eaton Vance Management effective December 10, 2001 with attached Schedule A dated December 10, 2001 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 78 to Registrant's N-1A filed December 10, 2001 and incorporated herein by reference.

    (c)        Transfer  Agency  Agreement  dated July 31, 2003 filed as Exhibit
               (h)(3) to the Post-Effective Amendment No. 82 to the Registrant's N-1A filed July 31, 2003 and incorporated herein by reference.

    (d) Sub-Transfer Agency Services Agreement effective August 1, 2002 between PFPC Inc. and Eaton Vance Management filed as Exhibit
               (h)(3)  to  Post-Effective   Amendment  No.  45  of  Eaton  Vance
               Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No. 0000940394-02-0004620) and incorporated herein by reference.

(14)(a) Consent of Deloitte & Touche LLP regarding financial statements of Registrant on behalf of Eaton Vance Large-Cap Growth Fund filed herewith.

    (b) Consent of Deloitte & Touche LLP regarding financial statements of Registrant on behalf of Eaton Vance Small-Cap Fund filed herewith.

    (c) Consent of Deloitte & Touche LLP regarding financial statements of Registrant on behalf of Atlanta Capital Large-Cap Growth Fund filed herewith.

    (d) Consent of Deloitte & Touche LLP regarding financial statements of Registrant on behalf of Atlanta Capital Small-Cap Fund filed herewith.

(15)           Not applicable.

(16) Power of Attorney for the Registrant dated July 1, 2003 filed as Exhibit (q)(1) to Post-Effective Amendment No. 81 to the Registrant's N-1A filed July 9, 2003 and incorporated herein by reference.

(17)           Rule 24f-2 Election of Registrant filed herewith.

ITEM 17. UNDERTAKINGS.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933 (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts on the 20th day of October, 2003.

                                        EATON VANCE GROWTH TRUST

                                        /s/ THOMAS E. FAUST JR.
                                        -----------------------------------
                                        Thomas E. Faust Jr., President

     Pursuant to the requirements of Section 6(a) of the Securities Act of 1933, this Registration Statement has been signed below by the Registrant's Principal Executive Officer, Principal Financial and Accounting Officer and a majority of its Trustees on the date indicated:



       Signatures                          Title                      Date
       ----------                          -----                      ----

/s/ Thomas E. Faust Jr.         President and Principal         October 20, 2003
--------------------------    Executive Officer and Trustee
Thomas E. Faust Jr.

/s/ James L. O'Connor            Treasurer and Principal        October 20, 2003
--------------------------   Financial and Accounting Officer
James L. O'Connor

Jessica M. Bibliowicz*                  Trustee                 October 20, 2003
--------------------------
Jessica M. Bibliowicz

/s/ James B. Hawkes                     Trustee                 October 20, 2003
--------------------------
James B. Hawkes

Samuel L. Hayes, III*                   Trustee                 October 20, 2003
--------------------------
Samuel L. Hayes, III

William H. Park*                        Trustee                 October 20, 2003
--------------------------
William H. Park

Ronald A. Pearlman*                     Trustee                 October 20, 2003
--------------------------
Ronald A. Pearlman

Norton H. Reamer*                       Trustee                 October 20, 2003
--------------------------
Norton H. Reamer

Lynn A. Stout*                          Trustee                 October 20, 2003
--------------------------
Lynn A. Stout


* By:  /s/ Alan R. Dynner
       ----------------------
       Alan R. Dynner (As attorney-in-fact)

                                  EXHIBIT INDEX

     The following exhibits are filed as a part of this Registration Statement:

EXHIBIT
NUMBER    DESCRIPTION
------    -----------

 (4)(a) Form Agreement and Plan of Reorganization for Eaton Vance Large-Cap Growth Fund

 (4)(b)   Form Agreement and Plan of  Reorganization  for Eaton Vance  Small-Cap
          Fund

(11) Opinion and Consent of Counsel as to legality of securities being issued

(14)(a) Consent of Deloitte & Touche LLP regarding financial statements of Registrant on behalf of Eaton Vance Large-Cap Growth Fund

    (b) Consent of Deloitte & Touche LLP regarding financial statements of Registrant on behalf of Eaton Vance Small-Cap Fund

    (c) Consent of Deloitte & Touche LLP regarding financial statements of Registrant on behalf of Atlanta Capital Large-Cap Growth Fund

    (d) Consent of Deloitte & Touche LLP regarding financial statements of Registrant on behalf of Atlanta Capital Small-Cap Fund

(17)      Rule 24f-2 Election of Registrant